UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2013

Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Target Retirement Series

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Target Retirement Series for the twelve-month reporting period ended January 31, 2013. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 28, 2013

Legg Mason Target Retirement Series	III

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended January 31, 2013, but it did so at an uneven pace. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 2.0% in the first quarter of 2012. The economy then slowed in the second quarter, as GDP growth was a tepid 1.3%. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, this was a temporary uptick, as the Commerce Department’s second estimate showed that fourth quarter GDP growth was a tepid 0.1%. Decelerating growth was largely driven by a reversal of the above factors, as private inventory investment and federal government spending weakened.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 8.3%. Unemployment then generally declined and was 7.8% in September 2012, the lowest rate since January 2009, but still high by historical standards. The unemployment rate then fluctuated between 7.8% and 7.9% over the next four months and ended the reporting period at 7.9%. The number of longer-term unemployed continued to be a headwind for the economy, as roughly 38.1% of the 12.3 million people without a job have been out of work for more than six months.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales rose 0.4% on a seasonally adjusted basis in January 2013 versus the previous month and they were 9.1% higher than in January 2012. In addition, the NAR reported that the median existing-home price for all housing types was $173,600 in January 2013, up 12.3% from January 2012. This marked the eleventh consecutive month that home prices rose compared to the same period a year earlier. Furthermore, the inventory of homes available for sale fell 4.9% in January, which represents a 4.2 month supply at the current sales pace. This represents the lowest inventory since April 2005.

The manufacturing sector expanded during much of the reporting period, although it experienced several soft patches. Based on the Institute for Supply Management’s PMI (“PMI”)ii, after expanding 34 consecutive months, the PMI fell to 49.7 in June

2012, which represented the first contraction in the manufacturing sector since July 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Manufacturing continued to contract in July and August before ticking up to 51.5 in September and 51.7 in October. The PMI fell back to contraction territory with a reading of 49.5 in November, its lowest level since July 2009. However, manufacturing again expanded over the next two months, with the PMI increasing to 53.1 in January 2013, its best reading since April 2012.

Growth generally moderated overseas and, in some cases, fell back into a recession. But in its January 2013 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “Global growth is projected to increase during 2013, as the factors underlying soft global activity are expected to subside. However, this upturn is projected to be more gradual than in the October 2012 World Economic Outlook projections.” The IMF projects that global growth will increase from 3.2% in 2012 to 3.5% in 2013. From a regional perspective, the IMF anticipates 2013 growth will be -0.2% in the Eurozone. Growth in emerging market countries is expected to remain higher than in their developed country counterparts, and the IMF projects that emerging market growth will increase from 5.1% in 2012 to 5.5% in 2013. In particular, China’s economy is expected to grow 8.2% in 2013, versus 7.8% in 2012. Elsewhere, the IMF projects that growth in India will increase from 4.5% in 2012 to 5.9% in 2013.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In January 2012, the Fed extended the period it expects to keep rates on hold until at least through late 2014. At its June 2012 meeting, the Fed announced that it would continue its program of purchasing longer-term Treasury securities and selling an equal amount of shorter-term Treasury securities (often referred to as “Operation Twist”) until the end of 2012. In September, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. Finally, at its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities, as well as initially

IV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v lowered interest rates from 1.00% to 0.75% in July 2012, a record low. In September the ECB introduced its Outright Monetary Transactions program (“OMT”). With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In September, the Bank of Japan announced that it would increase its asset-purchase program and extend its duration by six months until the end of 2013. Then, in January 2013, the Bank of

Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June and again in July.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 28, 2013

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

Legg Mason Target Retirement Series 2013 Annual Report	1

Funds overview

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Fund” and collectively the “Funds”). Each Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. As a secondary objective, each Fund (except Legg Mason Target Retirement Fund (the “Retirement Fund”)) will seek to reduce volatility during its “Dynamic Rebalancing Period,” which begins five years before a Fund’s target date (except Legg Mason Target Retirement 2015) and continues for five years afterward. Each Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.

Each Fund is managed as an asset allocation program. The asset mix in each Fund, other than the Retirement Fund, is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date.

Legg Mason Global Asset Allocation, LLC (“LMGAA”), one of the Funds’ subadvisers, is responsible for implementation of each Fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company (“Western Asset”), the Funds’ other subadviser, is responsible for managing the assets allocated to the Event Risk Management strategy, described below, for each Fund, except the Retirement Fund, during its Dynamic Rebalancing Period. Western Asset also manages each Fund’s cash and short-term instruments.

The Funds generally seek to maintain a certain Target Allocation. During the Dynamic Rebalancing Period, each Fund, except the Retirement Fund, may vary its allocation from the Target Allocation.

Over time, the underlying asset mix for the Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static asset allocation model.

The Funds generally invest in underlying equity funds, including index-based exchange-traded funds (“ETFs”), that have a range of investment styles and focuses, including large-, mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds and funds that invest in real estate-related securities. The underlying fixed-income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities.

During the Dynamic Rebalancing Period, a combination of risk management strategies will be implemented that will attempt to limit downside volatility within each Fund, other than the Retirement Fund. These strategies include Dynamic Risk Management and Event Risk Management. Dynamic Risk Management attempts to limit losses by allocating the Funds’ assets away from equity and long-term fixed-income funds. Dynamic Risk Management allocates a portion of the Funds’ assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the Funds give up some of the potential for high total return that could be achieved if the Funds were to follow their Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the Funds’ net asset value (“NAV”)i.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equity markets generally produced strong results, though with some volatility along the way. For the twelve months ended January 31, 2013, the overall domestic stock market, as measured by the S&P 500 Indexii, returned 16.78%. Over the same time frame, the Russell 1000 Indexiii of large-cap U.S. stocks produced a total return of 17.03%. Small-cap U.S. stocks produced slightly lower returns. The Russell 2000 Indexiv of U.S. small cap stocks gained 15.47% over the reporting period. Developed international markets were up strongly as well, with the MSCI EAFE Indexv of international markets producing a total return of 17.25%. Emerging markets were up, but not as much as the developed markets. The MSCI Emerging Markets Indexvi was up 7.64%

2	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

It wasn’t all smooth sailing in the equity markets, though. Worries about the potential for slower growth sparked two stock market “corrections” during the course of the year, one in April and May (which saw the S&P 500 fall almost 10% from peak-to-trough) and another in October and November (which saw the S&P 500 fall over 7% from peak-to-trough).

Investment grade fixed-income markets in the U.S. produced more modest returns, but with much less volatility during the course of the year. The Barclays U.S. Aggregate Indexvii was up only 2.59% for the year ended January 31, 2013, but its biggest peak-to-trough fall within the period was barely over 1%. The Barclays U.S. Aggregate Index’s positive total return came during the first half of the reporting period. The ten-year U.S. Treasury bond yield started the period at 1.80%. It hit its high for the reporting period in mid-March, reaching 2.38%, but then fell as low as 1.39% in July, ending that month at 1.47%. Bond prices move inversely with interest rates, so as interest rates were falling bond prices were rising. The Barclays U.S. Aggregate Index had a total return of 2.88% during the six months ended July 31, 2013. Over the last six months of the reporting period, government bond yields moved higher again, with the ten-year U.S. Treasury ending the period with a yield of 1.99%. Corporate bond yields generally fell during this time, though, offsetting some of the impact of rising government bond yields. During the six months ended January 31, 2013, the Barclays U.S. Aggregate Index had a total return of -0.28%. High-yield fixed-income markets, which consist of bonds that are below investment grade, enjoyed higher returns, as credit spreads (i.e., the gap between the yield on Treasury bonds and the yield on corporate bonds of similar maturity) narrowed. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexviii returned 13.87% for the reporting period.

Investment grade bond markets outside the U.S. produced slightly lower returns than U.S. markets. The Barclays Global Aggregate ex-USD Indexix was up 0.75% during the reporting period. Emerging market bonds were the best performing fixed-income segment. The JPMorgan Emerging Markets Bond Index Globalx (“EMBI Global”) gained 14.83% during the period.

Finally, Real Estate Investment Trusts (“REITs”)xi enjoyed strong returns as well, with the FTSE NAREIT All REITs Indexxii rising 17.68%.

Q. How did we respond to these changing market conditions?

A. During the first few months of the reporting period, we maintained a small overweight position in equity funds (relative to the benchmark weights) and an underweight position in fixed-income funds. We believed that stocks were more attractive than bonds on a relative valuation basis, based on their price-to-earnings (“P/E”) Ratioxiii and their dividend yields. We expected earnings growth to remain positive, and felt that this further supported the case for overweighting equities. After stocks outperformed bonds by a wide margin in the first calendar quarter of 2012, we felt that stocks were no longer as attractively valued relative to bonds as they had been before. In addition, we felt that the outlook for earnings growth was deteriorating. As a result, we decided to move from our overweight position in equities to a neutral position in both equities and bonds in April. We maintained that stance for the rest of the reporting period.

In addition to the asset allocation moves described above, the Legg Mason Target Retirement 2015 Fund is currently in the Dynamic Rebalancing Period. During this period, the Fund uses a Dynamic Risk Management technique to attempt to limit losses when markets fall. The technique consists of two strategies. One strategy involves the continuous use of index options and/or future contracts that are expected to increase in value in the event of market declines. The other strategy involves systematically raising the allocation to short-term defensive instruments such as cash in response to declines in the Fund’s NAV, and then increasing the allocation to equity funds and long-term fixed-income funds in accordance with the Fund’s Target Allocation as the NAV rises. The implementation of this latter strategy caused the Fund to raise its cash position several times during the first half of the reporting period. At its peak, the strategic allocation to cash reached 50% in early June of 2012 when the S&P 500 bottomed. As equity markets recovered in June and July, we reduced the cash position. The strategic allocation to cash was back to 0% by early August, and it remained there for the rest of the reporting period.

Legg Mason Target Retirement Series 2013 Annual Report	3

Legg Mason Target Retirement 2015

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 7.92%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxiv, and its secondary benchmark, the Target Retirement 2015 Composite Indexxv, returned 5.89% and 10.60%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 9.08% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2015:
Class A	8.30%	7.92%
Class C	7.79%	7.02%
Class FI	8.57%	8.19%
Class R	8.49%	8.01%
Class I	8.54%	8.25%
Dow Jones Target 2015 Index	3.96%	5.89%
Target Retirement 2015 Composite Index	8.14%	10.60%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	6.44%	9.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.05%, 4.75%, 3.78%, 4.05% and 3.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 132 funds for the six-month period and among the 120 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

4	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 12.08%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxiv, and its secondary benchmark, the Target Retirement 2020 Composite Indexxvi, returned 7.57% and 11.33%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 9.96% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2020:
Class A	9.93%	12.08%
Class C	9.55%	11.23%
Class FI	10.17%	12.33%
Class R	9.74%	11.80%
Class I	10.18%	12.49%
Dow Jones Target 2020 Index	5.69%	7.57%
Target Retirement 2020 Composite Index	8.93%	11.33%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	7.12%	9.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.18%, 4.84%, 3.97%, 4.20% and 3.64%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 183 funds for the six-month period and among the 175 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2013 Annual Report	5

Legg Mason Target Retirement 2025

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 13.04%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxiv, and its secondary benchmark, the Target Retirement 2025 Composite Indexxvii, returned 9.35% and 12.34%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 11.44% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2025:
Class A	10.73%	13.04%
Class C	10.28%	12.19%
Class FI	10.90%	13.30%
Class R	10.55%	12.75%
Class I	10.89%	13.39%
Dow Jones Target 2025 Index	7.52%	9.35%
Target Retirement 2025 Composite Index	9.69%	12.34%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	8.79%	11.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.67%, 4.43%, 3.63%, 3.72% and 3.30%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 132 funds for the six-month period and among the 120 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

6	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 14.10%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxiv, and its secondary benchmark, the Target Retirement 2030 Composite Indexxviii, returned 11.05% and 13.74%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 12.10% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2030:
Class A	11.42%	14.10%
Class C	10.97%	13.24%
Class FI	11.42%	14.00%
Class R	11.24%	13.81%
Class I	11.56%	14.34%
Dow Jones Target 2030 Index	9.29%	11.05%
Target Retirement 2030 Composite Index	10.53%	13.74%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	9.42%	12.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.37%, 5.15%, 4.17%, 4.39% and 3.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 180 funds for the six-month period and among the 172 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2013 Annual Report	7

Legg Mason Target Retirement 2035

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 14.95%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxiv, and its secondary benchmark, the Target Retirement 2035 Composite Indexxix, returned 12.51% and 15.55%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 13.08% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2035:
Class A	12.10%	14.95%
Class C	11.66%	14.10%
Class FI	12.11%	14.86%
Class R	11.93%	14.67%
Class I	12.25%	15.31%
Dow Jones Target 2035 Index	10.83%	12.51%
Target Retirement 2035 Composite Index	11.61%	15.55%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	10.64%	13.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.51%, 5.42%, 4.22%, 4.56% and 4.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 132 funds for the six-month period and among the 120 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

8	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 14.79%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxiv, and its secondary benchmark, the Target Retirement 2040 Composite Indexxx, returned 13.55% and 16.46%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 13.20% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2040:
Class A	12.38%	14.79%
Class C	12.03%	13.93%
Class FI	12.37%	14.78%
Class R	12.38%	14.59%
Class I	12.53%	15.14%
Dow Jones Target 2040 Index	11.94%	13.55%
Target Retirement 2040 Composite Index	12.38%	16.46%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	10.72%	13.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.76%, 5.40%, 4.35%, 4.53% and 4.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 177 funds for the six-month period and among the 169 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2013 Annual Report	9

Legg Mason Target Retirement 2045

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 14.86%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxiv, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxi, returned 14.07% and 16.35%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 13.80% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2045:
Class A	12.43%	14.86%
Class C	11.89%	13.90%
Class FI	13.14%	15.59%
Class R	13.51%	15.75%
Class I	12.49%	15.13%
Dow Jones Target 2045 Index	12.49%	14.07%
Target Retirement 2045 Composite Index	12.48%	16.35%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	11.42%	13.80%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.81%, 6.87%, 5.47%, 5.81% and 5.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 131 funds for the six-month period and among the 112 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

10	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 14.83%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxiv, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxii, returned 14.11% and 16.35%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 13.83% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement 2050:
Class A	12.41%	14.83%
Class C	11.96%	13.97%
Class FI	12.42%	14.94%
Class R	12.85%	15.18%
Class I	12.56%	15.18%
Dow Jones Target 2050 Index	12.54%	14.11%
Target Retirement 2050 Composite Index	12.48%	16.35%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	11.39%	13.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.27%, 6.43%, 5.03%, 5.42% and 4.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 250 funds for the six-month period and among the 226 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2013 Annual Report	11

Legg Mason Target Retirement Fund

Performance review

For the twelve months ended January 31, 2013, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 9.35%. The Fund’s primary benchmarks, the Russell 3000 Indexxxiii, the MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxiv, returned 16.90%, 17.83%, 2.59% and 8.10%, respectively, for the same period. The Lipper Mixed-Asset Target Today Funds Category Average1 returned 6.86% over the same time frame.

Performance Snapshot as of January 31, 2013
(excluding sales charges) (unaudited)	6 months	12 months
Legg Mason Target Retirement Fund:
Class A	6.44%	9.35%
Class C	6.04%	8.62%
Class FI	6.45%	9.36%
Class R	6.79%	9.64%
Class I	6.63%	9.70%
Russell 3000 Index	11.24%	16.90%
MSCI EAFE Index (Gross)	18.72%	17.83%
Barclays U.S. Aggregate Index	-0.28%	2.59%
Target Retirement Fund Composite Index	5.47%	8.10%
Lipper Mixed-Asset Target Today Funds Category Average[1]	4.06%	6.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.18%, 7.07%, 5.77%, 6.18% and 5.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 150 funds for the six-month period and among the 141 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

12	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Taking into account both the underlying fund returns and their weightings within the Funds, the leading contributors to absolute performance were the iShares Russell 1000 Value Index Fund, the ClearBridge International All Cap Opportunity Fund, and iShares MSCI EAFE Index Fund.

In relative terms (i.e., relative to the Funds’ blended benchmarks), the leading contributors to performance were the Legg Mason BW Global Opportunities Bond Fund, ClearBridge International All Cap Opportunity Fund, and Western Asset Core Bond Fund.

Q. What were the leading detractors from performance?

A. All of the underlying funds had positive returns for the reporting period, so no fund detracted from performance on an absolute basis. But taking into account both the underlying fund returns and their weightings within the portfolios, the funds that made the smallest positive contribution to performance were the Legg Mason Batterymarch Emerging Markets Trust, the Vanguard FTSE Emerging Markets ETF, and the Royce Value Fund.

In relative terms (i.e., relative to the Funds’ blended benchmarks), the leading detractors from performance were the Royce Value Fund and Legg Mason Batterymarch International Equity Trust.

The two risk management strategies that the Legg Mason Target Retirement 2015 Fund employs are intended to result in reduced downside volatility and less significant declines in the Fund’s NAV under negative market conditions. However, under the generally positive market conditions experienced in the current reporting period, the transaction and opportunity costs of the risk management strategies were leading detractors from performance in that Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. At the end of November, we made some changes in the underlying fund lineup within the U.S. large cap equity portion of the Funds. We removed completely the Legg Mason Capital Management Value Trust and Legg Mason Capital Management Global Growth Trust, and we added the Legg Mason BW Diversified Large Cap Value Fund. In addition, we revised the weightings of some of the other large cap U.S. equity funds that remained. Overall, though, there was no change to the total allocation to large cap U.S. equity funds.

Thank you for your investment in the Target Retirement Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Y. Wayne Lin

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Patricia Duffy

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

February 28, 2013

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of

Legg Mason Target Retirement Series 2013 Annual Report	13

higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

iv

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

[v]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

vii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix	The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

[x]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xi	Real estate investment trusts (“REITs”) invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

xii	The FTSE NAREIT All REITs Index consists of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List.

xiii	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.

xiv

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xv

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.27%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvi

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

14	Legg Mason Target Retirement Series 2013 Annual Report

Funds overview (cont’d)

xviii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxiv

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2013 Annual Report	15

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
24.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
13.8 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
8.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
6.2 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
6.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
5.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
2.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
2.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
2.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
2.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
2.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
2.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples
0.2 Purchased Options

16	Legg Mason Target Retirement Series 2013 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
20.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
13.6 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
6.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
6.9 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
6.3 iShares Trust — iShares Russell 1000 Value Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.4 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
3.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
3.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
2.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples
1.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

Legg Mason Target Retirement Series 2013 Annual Report	17

Legg Mason Target Retirement 2025 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
13.3 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
7.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
7.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
4.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
4.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
3.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.5 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples
1.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
0.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

18	Legg Mason Target Retirement Series 2013 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.6 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
10.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
9.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
7.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
7.8 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
5.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
5.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
5.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
2.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples
0.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

Legg Mason Target Retirement Series 2013 Annual Report	19

Legg Mason Target Retirement 2035 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.8 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
10.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
8.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
8.1 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
6.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
6.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
6.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
6.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
6.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
4.8 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
1.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
0.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples

20	Legg Mason Target Retirement Series 2013 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
10.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
8.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
8.2 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
7.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
7.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
6.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.9 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
0.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples

Legg Mason Target Retirement Series 2013 Annual Report	21

Legg Mason Target Retirement 2045 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
7.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
7.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples

22	Legg Mason Target Retirement Series 2013 Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
7.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Industrials Telecommunication Services
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Consumer Discretionary Energy
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples

Legg Mason Target Retirement Series 2013 Annual Report	23

Legg Mason Target Retirement Fund Breakdown† (%) as of — January 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
39.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Financials Energy
14.3 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
6.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
5.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Materials
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
3.9 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Health Care Consumer Discretionary Consumer Staples
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Producer Durables Technology Health Care
1.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Industrials Consumer Discretionary Materials Consumer Staples
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Energy Information Technology Materials Consumer Staples
1.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
1.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
1.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
1.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
1.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples

24	Legg Mason Target Retirement Series 2013 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.30%	$1,000.00	$1,083.00	0.56%	$2.93	Class A	5.00%	$1,000.00	$1,022.32	0.56%	$2.85
Class C	7.79	1,000.00	1,077.90	1.31	6.84	Class C	5.00	1,000.00	1,018.55	1.31	6.65
Class FI	8.57	1,000.00	1,085.70	0.56	2.94	Class FI	5.00	1,000.00	1,022.32	0.56	2.85
Class R	8.49	1,000.00	1,084.90	0.81	4.24	Class R	5.00	1,000.00	1,021.06	0.81	4.12
Class I	8.54	1,000.00	1,085.40	0.26	1.36	Class I	5.00	1,000.00	1,023.83	0.26	1.32

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Target Retirement Series 2013 Annual Report	25

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.93%	$1,000.00	$1,099.30	0.55%	$2.90	Class A	5.00%	$1,000.00	$1,022.37	0.55%	$2.80
Class C	9.55	1,000.00	1,095.50	1.30	6.85	Class C	5.00	1,000.00	1,018.60	1.30	6.60
Class FI	10.17	1,000.00	1,101.70	0.55	2.91	Class FI	5.00	1,000.00	1,022.37	0.55	2.80
Class R	9.74	1,000.00	1,097.40	0.80	4.22	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	10.18	1,000.00	1,101.80	0.25	1.32	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

26	Legg Mason Target Retirement Series 2013 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	10.73%	$1,000.00	$1,107.30	0.54%	$2.86	Class A	5.00%	$1,000.00	$1,022.42	0.54%	$2.75
Class C	10.28	1,000.00	1,102.80	1.29	6.82	Class C	5.00	1,000.00	1,018.65	1.29	6.55
Class FI	10.90	1,000.00	1,109.00	0.54	2.86	Class FI	5.00	1,000.00	1,022.42	0.54	2.75
Class R	10.55	1,000.00	1,105.50	0.79	4.18	Class R	5.00	1,000.00	1,021.17	0.79	4.01
Class I	10.89	1,000.00	1,108.90	0.24	1.27	Class I	5.00	1,000.00	1,023.93	0.24	1.22

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Target Retirement Series 2013 Annual Report	27

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	11.42%	$1,000.00	$1,114.20	0.55%	$2.92	Class A	5.00%	$1,000.00	$1,022.37	0.55%	$2.80
Class C	10.97	1,000.00	1,109.70	1.30	6.89	Class C	5.00	1,000.00	1,018.60	1.30	6.60
Class FI	11.42	1,000.00	1,114.20	0.56	2.98	Class FI	5.00	1,000.00	1,022.32	0.56	2.85
Class R	11.24	1,000.00	1,112.40	0.80	4.25	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	11.56	1,000.00	1,115.60	0.25	1.33	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

28	Legg Mason Target Retirement Series 2013 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	12.10%	$1,000.00	$1,121.00	0.55%	$2.93	Class A	5.00%	$1,000.00	$1,022.37	0.55%	$2.80
Class C	11.66	1,000.00	1,116.60	1.30	6.92	Class C	5.00	1,000.00	1,018.60	1.30	6.60
Class FI	12.11	1,000.00	1,121.10	0.55	2.93	Class FI	5.00	1,000.00	1,022.37	0.55	2.80
Class R	11.93	1,000.00	1,119.30	0.80	4.26	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	12.25	1,000.00	1,122.50	0.25	1.33	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Target Retirement Series 2013 Annual Report	29

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	12.38%	$1,000.00	$1,123.80	0.55%	$2.94	Class A	5.00%	$1,000.00	$1,022.37	0.55%	$2.80
Class C	12.03	1,000.00	1,120.30	1.30	6.93	Class C	5.00	1,000.00	1,018.60	1.30	6.60
Class FI	12.37	1,000.00	1,123.70	0.55	2.94	Class FI	5.00	1,000.00	1,022.37	0.55	2.80
Class R	12.38	1,000.00	1,123.80	0.80	4.27	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	12.53	1,000.00	1,125.30	0.25	1.34	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

30	Legg Mason Target Retirement Series 2013 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	12.43%	$1,000.00	$1,124.30	0.56%	$2.99	Class A	5.00%	$1,000.00	$1,022.32	0.56%	$2.85
Class C	11.89	1,000.00	1,118.90	1.31	6.98	Class C	5.00	1,000.00	1,018.55	1.31	6.65
Class FI	13.14	1,000.00	1,131.40	0.56	3.00	Class FI	5.00	1,000.00	1,022.32	0.56	2.85
Class R	13.51	1,000.00	1,135.10	0.81	4.35	Class R	5.00	1,000.00	1,021.06	0.81	4.12
Class I	12.49	1,000.00	1,124.90	0.26	1.39	Class I	5.00	1,000.00	1,023.83	0.26	1.32

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Target Retirement Series 2013 Annual Report	31

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	12.41%	$1,000.00	$1,124.10	0.56%	$2.99	Class A	5.00%	$1,000.00	$1,022.32	0.56%	$2.85
Class C	11.96	1,000.00	1,119.60	1.31	6.98	Class C	5.00	1,000.00	1,018.55	1.31	6.65
Class FI	12.42	1,000.00	1,124.20	0.58	3.10	Class FI	5.00	1,000.00	1,022.22	0.58	2.95
Class R	12.85	1,000.00	1,128.50	0.81	4.33	Class R	5.00	1,000.00	1,021.06	0.81	4.12
Class I	12.56	1,000.00	1,125.60	0.26	1.39	Class I	5.00	1,000.00	1,023.83	0.26	1.32

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

32	Legg Mason Target Retirement Series 2013 Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2012 and held for the six months ended January 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.44%	$1,000.00	$1,064.40	0.59%	$3.06	Class A	5.00%	$1,000.00	$1,022.17	0.59%	$3.00
Class C	6.04	1,000.00	1,060.40	1.34	6.94	Class C	5.00	1,000.00	1,018.40	1.34	6.80
Class FI	6.45	1,000.00	1,064.50	0.60	3.11	Class FI	5.00	1,000.00	1,022.12	0.60	3.05
Class R	6.79	1,000.00	1,067.90	0.84	4.37	Class R	5.00	1,000.00	1,020.91	0.84	4.27
Class I	6.63	1,000.00	1,066.30	0.29	1.51	Class I	5.00	1,000.00	1,023.68	0.29	1.48

[1]	For the six months ended January 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Legg Mason Target Retirement Series 2013 Annual Report	33

Funds performance (unaudited)

Legg Mason Target Retirement 2015

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	7.92%	7.02%	8.19%	8.01%	8.25%
Inception* through 1/31/13	3.54	2.75	3.61	3.35	3.85

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	1.68%	6.02%	8.19%	8.01%	8.25%
Inception* through 1/31/13	2.15	2.75	3.61	3.35	3.85

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	16.62%
Class C (Inception date of 8/29/08 through 1/31/13)	12.76
Class FI (Inception date of 8/29/08 through 1/31/13)	17.02
Class R (Inception date of 8/29/08 through 1/31/13)	15.70
Class I (Inception date of 8/29/08 through 1/31/13)	18.19

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

34	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2015

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2015 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2015 Index and Target Retirement 2015 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. High Yield – 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	35

Legg Mason Target Retirement 2020

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	12.08%	11.23%	12.33%	11.80%	12.49%
Inception* through 1/31/13	5.37	4.61	5.43	5.10	5.69

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	5.60%	10.23%	12.33%	11.80%	12.49%
Inception* through 1/31/13	3.96	4.61	5.43	5.10	5.69

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	26.04%
Class C (Inception date of 8/29/08 through 1/31/13)	22.06
Class FI (Inception date of 8/29/08 through 1/31/13)	26.39
Class R (Inception date of 8/29/08 through 1/31/13)	24.65
Class I (Inception date of 8/29/08 through 1/31/13)	27.74

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

36	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2020

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2020 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2020 Index and Target Retirement 2020 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays U.S. High Yield – 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	37

Legg Mason Target Retirement 2025

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	13.04%	12.19%	13.30%	12.75%	13.39%
Inception* through 1/31/13	5.12	4.35	5.17	4.86	5.42

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	6.50%	11.19%	13.30%	12.75%	13.39%
Inception* through 1/31/13	3.71	4.35	5.17	4.86	5.42

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	24.72%
Class C (Inception date of 8/29/08 through 1/31/13)	20.72
Class FI (Inception date of 8/29/08 through 1/31/13)	24.98
Class R (Inception date of 8/29/08 through 1/31/13)	23.35
Class I (Inception date of 8/29/08 through 1/31/13)	26.31

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

38	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2025

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2025 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2025 Index and Target Retirement 2025 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. High Yield – 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	39

Legg Mason Target Retirement 2030

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	14.10%	13.24%	14.00%	13.81%	14.34%
Inception* through 1/31/13	4.49	3.73	4.49	4.24	4.80

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	7.49%	12.24%	14.00%	13.81%	14.34%
Inception* through 1/31/13	3.10	3.73	4.49	4.24	4.80

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	21.48%
Class C (Inception date of 8/29/08 through 1/31/13)	17.60
Class FI (Inception date of 8/29/08 through 1/31/13)	21.48
Class R (Inception date of 8/29/08 through 1/31/13)	20.17
Class I (Inception date of 8/29/08 through 1/31/13)	23.07

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

40	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2030

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2030 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2030 Index and Target Retirement 2030 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. High Yield – 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	41

Legg Mason Target Retirement 2035

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	14.95%	14.10%	14.86%	14.67%	15.31%
Inception* through 1/31/13	3.94	3.17	3.92	3.67	4.23

With sale charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	8.35%	13.10%	14.86%	14.67%	15.31%
Inception* through 1/31/13	2.55	3.17	3.92	3.67	4.23

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	18.66%
Class C (Inception date of 8/29/08 through 1/31/13)	14.80
Class FI (Inception date of 8/29/08 through 1/31/13)	18.55
Class R (Inception date of 8/29/08 through 1/31/13)	17.28
Class I (Inception date of 8/29/08 through 1/31/13)	20.11

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

42	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2035

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2035 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2035 Index and Target Retirement 2035 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	43

Legg Mason Target Retirement 2040

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	14.79%	13.93%	14.78%	14.59%	15.14%
Inception* through 1/31/13	4.08	3.32	4.09	3.84	4.39

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	8.22%	12.93%	14.78%	14.59%	15.14%
Inception* through 1/31/13	2.69	3.32	4.09	3.84	4.39

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	19.38%
Class C (Inception date of 8/29/08 through 1/31/13)	15.57
Class FI (Inception date of 8/29/08 through 1/31/13)	19.43
Class R (Inception date of 8/29/08 through 1/31/13)	18.16
Class I (Inception date of 8/29/08 through 1/31/13)	20.94

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

44	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2040

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2040 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2040 Index and Target Retirement 2040 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	45

Legg Mason Target Retirement 2045

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	14.86%	13.90%	15.59%	15.75%	15.13%
Inception* through 1/31/13	3.94	3.16	4.09	3.93	4.22

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	8.23%	12.90%	15.59%	15.75%	15.13%
Inception* through 1/31/13	2.55	3.16	4.09	3.93	4.22

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	18.66%
Class C (Inception date of 8/29/08 through 1/31/13)	14.79
Class FI (Inception date of 8/29/08 through 1/31/13)	19.41
Class R (Inception date of 8/29/08 through 1/31/13)	18.59
Class I (Inception date of 8/29/08 through 1/31/13)	20.06

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

46	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2045

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2045 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $ 1,000,000 investment, as applicable, in the Dow Jones Target 2045 Index and Target Retirement 2045 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	47

Legg Mason Target Retirement 2050

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	14.83%	13.97%	14.94%	15.18%	15.18%
Inception* through 1/31/13	4.03	3.26	4.03	3.90	4.33

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	8.24%	12.97%	14.94%	15.18%	15.18%
Inception* through 1/31/13	2.64	3.26	4.03	3.90	4.33

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	19.11%
Class C (Inception date of 8/29/08 through 1/31/13)	15.28
Class FI (Inception date of 8/29/08 through 1/31/13)	19.09
Class R (Inception date of 8/29/08 through 1/31/13)	18.45
Class I (Inception date of 8/29/08 through 1/31/13)	20.64

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

48	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2050

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2050 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2050 Index and Target Retirement 2050 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	49

Legg Mason Target Retirement Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	9.35%	8.62%	9.36%	9.64%	9.70%
Inception* through 1/31/13	7.52	6.72	7.49	7.35	7.82

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/13	3.07%	7.62%	9.36%	9.64%	9.70%
Inception* through 1/31/13	6.08	6.72	7.49	7.35	7.82

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/13)	37.82%
Class C (Inception date of 8/29/08 through 1/31/13)	33.36
Class FI (Inception date of 8/29/08 through 1/31/13)	37.69
Class R (Inception date of 8/29/08 through 1/31/13)	36.90
Class I (Inception date of 8/29/08 through 1/31/13)	39.57

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

50	Legg Mason Target Retirement Series 2013 Annual Report

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement Fund

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2013

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2013

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement Fund at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2013. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Russell 3000 Index, MSCI EAFE Index (Gross), Barclays U.S. Aggregate Index and Target Retirement Fund Composite Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2013. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. High Yield – 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Target Retirement Series 2013 Annual Report	51

Schedules of investments

January 31, 2013

Legg Mason Target Retirement 2015

Description			Shares	Value
Investments in Underlying Funds — 96.9%
iShares Trust:
iShares MSCI EAFE Index Fund			5,301	$312,653
iShares Russell 1000 Growth Index Fund			1,277	87,168
iShares Russell 1000 Value Index Fund			2,627	203,514
iShares Russell 2000 Index Fund			851	76,267
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,472	96,191	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			17,896	233,905	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			6,767	108,887	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			44,151	518,776	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			13,104	188,703	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			746	109,216	*(a)
ClearBridge Appreciation Fund, Class IS Shares			6,640	108,699	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			24,121	233,977	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			8,630	108,744	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			9,782	114,448	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,438	64,077
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,760	188,398
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			75,190	924,091	(a)
Western Asset High Yield Fund, Class IS Shares			9,114	83,302	(a)
Total Investments in Underlying Funds (Cost — $3,155,274)				3,761,016

Security		Expiration Date	Contracts
Purchased Options — 0.2%
S&P 500 Index, Put @ $1,075.00		12/21/13	1	1,110
S&P 500 Index, Put @ $1,150.00		12/21/13	2	3,380
S&P 500 Index, Put @ $1,225.00		12/21/13	1	2,555
Total Purchased Options (Cost — $27,883)				7,045
Total Investments before Short-Term Investments (Cost — $3,183,157)				3,768,061

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.6%
Repurchase Agreements — 1.6%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $63,000; (Fully collateralized by U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $64,260) (Cost — $63,000)	0.130%	2/1/13	$63,000	63,000
Total Investments — 98.7% (Cost — $3,246,157#)				3,831,061
Other Assets in Excess of Liabilities — 1.3%				50,950
Total Net Assets — 100.0%				$3,882,011

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,448,144.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2013 Annual Report

Schedules of investments (cont’d)

January 31, 2013

Legg Mason Target Retirement 2020

Description			Shares	Value
Investments in Underlying Funds — 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund			7,308	$431,026
iShares Russell 1000 Growth Index Fund			1,860	126,964
iShares Russell 1000 Value Index Fund			3,826	296,400
iShares Russell 2000 Index Fund			1,059	94,908
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			6,003	129,134	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			24,680	322,574	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			9,849	158,468	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			54,112	635,814	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			16,283	234,471	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,085	158,835	*(a)
ClearBridge Appreciation Fund, Class IS Shares			9,683	158,517	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			33,233	322,364	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,587	158,594	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,167	142,358	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,936	86,268
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,433	234,337
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			76,461	939,703	(a)
Western Asset High Yield Fund, Class IS Shares			4,873	44,537	(a)
Total Investments in Underlying Funds before Short-Term Investments — 98.2% (Cost — $3,690,590#)				4,675,272

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.1%
Repurchase Agreements — 1.1%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $51,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $52,020) (Cost — $51,000)	0.130%	2/1/13	$51,000	51,000
Total Investments — 99.3% (Cost — $3,741,590#)				4,726,272
Other Assets in Excess of Liabilities — 0.7%				33,337
Total Net Assets — 100.0%				$4,759,609

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,854,996.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	53

Legg Mason Target Retirement 2025

Description			Shares	Value
Investments in Underlying Funds — 97.6%
iShares Trust:
iShares MSCI EAFE Index Fund			12,198	$719,438
iShares Russell 1000 Growth Index Fund			3,522	240,412
iShares Russell 1000 Value Index Fund			7,227	559,876
iShares Russell 2000 Index Fund			1,647	147,604
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			8,404	180,761	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			41,160	537,964	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,565	298,713	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			81,886	962,160	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			25,244	363,515	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,058	301,184	*(a)
ClearBridge Appreciation Fund, Class IS Shares			18,307	299,687	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			55,388	537,267	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			23,770	299,503	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			12,264	71,745	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			18,800	219,955	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			2,720	121,203
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			5,299	361,710
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			80,964	995,045	(a)
Western Asset High Yield Fund, Class IS Shares			3,175	29,020	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.6% (Cost — $5,949,163#)				7,246,762

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $23,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $23,460) (Cost — $23,000)	0.130%	2/1/13	$23,000	23,000
Total Investments — 97.9% (Cost — $5,972,163#)				7,269,762
Other Assets in Excess of Liabilities — 2.1%				159,540
Total Net Assets — 100.0%				$7,429,302

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $6,110,818.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2013 Annual Report

Schedules of investments (cont’d)

January 31, 2013

Legg Mason Target Retirement 2030

Description			Shares	Value
Investments in Underlying Funds — 97.8%
iShares Trust:
iShares MSCI EAFE Index Fund			7,761	$457,744
iShares Russell 1000 Growth Index Fund			2,589	176,725
iShares Russell 1000 Value Index Fund			5,308	411,211
iShares Russell 2000 Index Fund			1,021	91,502
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,996	85,960	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			26,383	344,822	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,673	219,999	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			46,735	549,140	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,507	220,614	*(a)
ClearBridge Appreciation Fund, Class IS Shares			13,460	220,337	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			35,345	342,843	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			17,575	221,449	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			22,167	129,674	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,661	136,429	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,285	57,260
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,214	219,388
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			37,558	461,591	(a)
Western Asset High Yield Fund, Class IS Shares			3,129	28,602	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.8% (Cost — $3,416,042)				4,375,290

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $18,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $18,360) (Cost — $18,000)	0.130%	2/1/13	$18,000	18,000
Total Investments — 98.2% (Cost — $3,434,042#)				4,393,290
Other Assets in Excess of Liabilities — 1.8%				79,310
Total Net Assets — 100.0%				$4,472,600

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,549,847.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	55

Legg Mason Target Retirement 2035

Description			Shares	Value
Investments in Underlying Funds — 97.9%
iShares Trust:
iShares MSCI EAFE Index Fund			8,384	$494,488
iShares Russell 1000 Growth Index Fund			3,358	229,217
iShares Russell 1000 Value Index Fund			6,908	535,163
iShares Russell 2000 Index Fund			1,063	95,266
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			2,745	59,040	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			28,470	372,107	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			17,761	285,778	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			19,300	226,772	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,964	287,384	*(a)
ClearBridge Appreciation Fund, Class IS Shares			17,502	286,500	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			38,257	371,097	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			22,710	286,144	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			37,479	219,252	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,177	142,470	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			881	39,257
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,343	228,193
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			25,153	309,129	(a)
Western Asset High Yield Fund, Class IS Shares			8,801	80,441	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.9% (Cost — $3,610,104)				4,547,698

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.7%
Repurchase Agreements — 0.7%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $30,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $30,600) (Cost — $30,000)	0.130%	2/1/13	$30,000	30,000
Total Investments — 98.6% (Cost — $3,640,104#)				4,577,698
Other Assets in Excess of Liabilities — 1.4%				65,759
Total Net Assets — 100.0%				$4,643,457

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,739,583.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2013 Annual Report

Schedules of investments (cont’d)

January 31, 2013

Legg Mason Target Retirement 2040

Description			Shares	Value
Investments in Underlying Funds — 98.0%
iShares Trust:
iShares MSCI EAFE Index Fund			8,754	$516,311
iShares Russell 1000 Growth Index Fund			4,362	297,750
iShares Russell 1000 Value Index Fund			9,020	698,779
iShares Russell 2000 Index Fund			1,104	98,940
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			2,657	57,148	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			29,814	389,667	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			23,199	373,269	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,561	374,789	*(a)
ClearBridge Appreciation Fund, Class IS Shares			22,794	373,139	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			39,962	387,635	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			29,742	374,753	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			39,992	233,956	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,610	147,537	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			851	37,921
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,490	238,227
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			11,818	145,244	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $3,761,267)				4,745,065

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $8,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $8,160) (Cost — $8,000)	0.130%	2/1/13	$8,000	8,000
Total Investments — 98.2% (Cost — $3,769,267#)				4,753,065
Other Assets in Excess of Liabilities — 1.8%				87,545
Total Net Assets — 100.0%				$4,840,610

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,905,112.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	57

Legg Mason Target Retirement 2045

Description			Shares	Value
Investments in Underlying Funds — 96.5%
iShares Trust:
iShares MSCI EAFE Index Fund			4,125	$243,293
iShares Russell 1000 Growth Index Fund			2,237	152,698
iShares Russell 1000 Value Index Fund			4,603	356,594
iShares Russell 2000 Index Fund			859	76,984
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,173	68,242	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			13,965	182,524	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			11,834	190,404	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,308	191,457	*(a)
ClearBridge Appreciation Fund, Class IS Shares			11,646	190,653	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			18,779	182,155	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			15,119	190,496	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			13,928	81,477	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			9,864	115,407	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,026	45,719
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			1,815	123,892
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			6,170	75,833	(a)
Total Investments in Underlying Funds before Short-Term Investments — 96.5% (Cost — $1,865,203)				2,467,828

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $17,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $17,340) (Cost — $17,000)	0.130%	2/1/13	$17,000	17,000
Total Investments — 97.1% (Cost — $1,882,203#)				2,484,828
Other Assets in Excess of Liabilities — 2.9%				73,207
Total Net Assets — 100.0%				$2,558,035

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $1,984,510.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2013 Annual Report

Schedules of investments (cont’d)

January 31, 2013

Legg Mason Target Retirement 2050

Description			Shares	Value
Investments in Underlying Funds — 96.4%
iShares Trust:
iShares MSCI EAFE Index Fund			4,386	$258,686
iShares Russell 1000 Growth Index Fund			2,370	161,776
iShares Russell 1000 Value Index Fund			4,886	378,519
iShares Russell 2000 Index Fund			913	81,823
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,368	72,439	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			14,847	194,052	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			12,576	202,345	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,388	203,157	*(a)
ClearBridge Appreciation Fund, Class IS Shares			12,380	202,663	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			19,942	193,433	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,067	202,442	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			14,854	86,896	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			10,490	122,735	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,090	48,570
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			1,927	131,537
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			6,561	80,630	(a)
Total Investments in Underlying Funds before Short-Term Investments — 96.4% (Cost — $2,075,132#)				2,621,703

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $155,753,000 joint tri-party repurchase agreement dated 1/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $17,000; (Fully collateralized by various U.S. government obligations, 0.375% to 1.250% due 12/21/15 to 9/28/16; Market value — $17,340) (Cost — $17,000)	0.160%	2/1/13	$17,000	17,000
Total Investments — 97.0% (Cost — $2,092,132#)				2,638,703
Other Assets in Excess of Liabilities — 3.0%				81,867
Total Net Assets — 100.0%				$2,720,570

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $2,172,838.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	59

Legg Mason Target Retirement Fund

Description			Shares	Value
Investments in Underlying Funds — 97.2%
iShares Trust:
iShares MSCI EAFE Index Fund			3,456	$203,835
iShares Russell 1000 Growth Index Fund			559	38,157
iShares Russell 1000 Value Index Fund			1,153	89,323
iShares Russell 2000 Index Fund			852	76,356
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,440	73,990	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			11,668	152,504	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,969	47,770	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			47,566	558,904	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			13,629	196,261	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			329	48,144	*(a)
ClearBridge Appreciation Fund, Class IS Shares			2,909	47,613	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			15,650	151,807	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,815	48,074	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			9,857	115,325	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,115	49,684
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,859	195,155
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			127,022	1,561,097	(a)
Western Asset High Yield Fund, Class IS Shares			28,335	258,980	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.2% (Cost — $3,354,103)				3,912,979

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity — $17,000; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value — $17,340) (Cost — $17,000)	0.130%	2/1/13	$17,000	17,000
Total Investments — 97.6% (Cost — $3,371,103#)				3,929,979
Other Assets in Excess of Liabilities — 2.4%				94,591
Total Net Assets — 100.0%				$4,024,570

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,446,833.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2013 Annual Report

Statements of assets and liabilities

January 31, 2013

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,386,232	$2,782,880	$4,314,049
Investments in unaffiliated Underlying Funds and investments, at cost	859,925	958,710	1,658,114
Investments in affiliated Underlying Funds, at value	2,828,939	3,405,369	5,096,519
Investments in unaffiliated Underlying Funds and investments, at value	1,002,122	1,320,903	2,173,243
Cash	3,225	782	765
Receivable for Fund shares sold	28,359	5,068	89,968
Receivable from investment manager	95,752	89,170	91,915
Receivable for affiliated Underlying Funds sold	—	—	6,000
Receivable for unaffiliated Underlying Funds sold	—	—	—
Prepaid expenses	28,546	28,511	28,618
Total Assets	3,986,943	4,849,803	7,487,028

Liabilities:
Payable for affiliated Underlying Funds purchased	37,500	16,000	—
Payable for unaffiliated Underlying Funds purchased	14,398	20,708	7,606
Service and/or distribution fees payable	2,358	2,347	3,788
Payable for Fund shares repurchased	119	6,000	—
Accrued expenses	50,557	45,139	46,332
Total Liabilities	104,932	90,194	57,726
Total Net Assets	$3,882,011	$4,759,609	$7,429,302

Net Assets:
Par value (Note 7)	$3	$4	$6
Paid-in capital in excess of par value	3,553,160	3,840,681	6,204,539
Undistributed net investment income	1,020	951	1,682
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(257,076)	(66,709)	(74,524)
Net unrealized appreciation on Underlying Funds and investments	584,904	984,682	1,297,599
Total Net Assets	$3,882,011	$4,759,609	$7,429,302

Shares Outstanding:
Class A	102,102	99,381	161,107
Class C	212,467	190,760	314,359
Class FI	1,426	1,068	1,123
Class R	1,906	12,854	5,761
Class I	7,096	64,882	97,393

Net Asset Value:
Class A (and redemption price)	$11.95	$12.90	$12.82
Class C*	$11.94	$12.91	$12.82
Class FI (and redemption price)	$11.98	$12.94	$12.85
Class R (and redemption price)	$11.99	$12.90	$12.82
Class I (and redemption price)	$11.94	$12.89	$12.81
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.68	$13.69	$13.60

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	61

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,416,147	$2,418,534	$2,335,403
Investments in unaffiliated Underlying Funds and investments, at cost	1,017,895	1,221,570	1,433,864
Investments in affiliated Underlying Funds, at value	2,961,460	2,926,114	2,857,137
Investments in unaffiliated Underlying Funds and investments, at value	1,431,830	1,651,584	1,895,928
Cash	926	49	783
Receivable for Fund shares sold	13,690	10,385	9,401
Receivable from investment manager	89,838	89,120	88,875
Receivable for affiliated Underlying Funds sold	—	—	—
Receivable for unaffiliated Underlying Funds sold	—	—	16,791
Prepaid expenses	28,494	28,631	28,408
Total Assets	4,526,238	4,705,883	4,897,323

Liabilities:
Payable for affiliated Underlying Funds purchased	—	3,500	1,500
Payable for unaffiliated Underlying Funds purchased	6,022	12,926	9,568
Service and/or distribution fees payable	2,023	2,257	2,125
Payable for Fund shares repurchased	929	390	—
Accrued expenses	44,664	43,353	43,520
Total Liabilities	53,638	62,426	56,713
Total Net Assets	$4,472,600	$4,643,457	$4,840,610

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	3,535,749	3,744,727	3,943,271
Overdistributed net investment income	(230)	(1,132)	(1,817)
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(22,171)	(37,736)	(84,646)
Net unrealized appreciation on Underlying Funds and investments	959,248	937,594	983,798
Total Net Assets	$4,472,600	$4,643,457	$4,840,610

Shares Outstanding:
Class A	64,705	62,081	58,062
Class C	179,898	189,617	181,284
Class FI	1,313	1,998	1,317
Class R	8,505	14,523	1,831
Class I	101,405	105,589	140,493

Net Asset Value:
Class A (and redemption price)	$12.57	$12.43	$12.64
Class C*	$12.57	$12.42	$12.64
Class FI (and redemption price)	$12.57	$12.42	$12.65
Class R (and redemption price)	$12.57	$12.42	$12.66
Class I (and redemption price)	$12.57	$12.42	$12.64
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.34	$13.19	$13.41

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2013 Annual Report

Statements of assets and liabilities (cont’d)

January 31, 2013

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,153,475	$1,272,736	$2,772,188
Investments in unaffiliated Underlying Funds and investments, at cost	728,728	819,396	598,915
Investments in affiliated Underlying Funds, at value	1,468,648	1,560,792	3,164,555
Investments in unaffiliated Underlying Funds and investments, at value	1,016,180	1,077,911	765,424
Cash	100	146	688
Receivable for Fund shares sold	5,299	15,707	31,618
Receivable from investment manager	88,420	88,683	91,060
Receivable for affiliated Underlying Funds sold	—	—	—
Receivable for unaffiliated Underlying Funds sold	4,315	1,559	—
Prepaid expenses	28,353	28,353	28,795
Total Assets	2,611,315	2,773,151	4,082,140

Liabilities:
Payable for affiliated Underlying Funds purchased	3,000	4,500	4,000
Payable for unaffiliated Underlying Funds purchased	9,795	6,961	1,987
Service and/or distribution fees payable	925	1,253	2,036
Payable for Fund shares repurchased	—	—	12,041
Accrued expenses	39,560	39,867	37,506
Total Liabilities	53,280	52,581	57,570
Total Net Assets	$2,558,035	$2,720,570	$4,024,570

Net Assets:
Par value (Note 7)	$2	$2	$3
Paid-in capital in excess of par value	2,042,864	2,293,698	3,541,275
Undistributed (overdistributed) net investment income	(333)	176	3,838
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(87,123)	(119,877)	(79,422)
Net unrealized appreciation on Underlying Funds and investments	602,625	546,571	558,876
Total Net Assets	$2,558,035	$2,720,570	$4,024,570

Shares Outstanding:
Class A	50,207	68,241	148,444
Class C	75,187	102,401	139,355
Class FI	1,129	1,252	3,526
Class R	1,728	3,247	1,380
Class I	75,379	40,181	4,898

Net Asset Value:
Class A (and redemption price)	$12.57	$12.63	$13.51
Class C*	$12.56	$12.63	$13.54
Class FI (and redemption price)	$12.65	$12.63	$13.50
Class R (and redemption price)	$12.70	$12.70	$13.60
Class I (and redemption price)	$12.56	$12.63	$13.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.34	$13.40	$14.33

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	63

Statements of operations

For the Year Ended January 31, 2013

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$73,168	$80,607	$105,941
Income distributions from unaffiliated Underlying Funds	19,402	34,727	50,530
Interest	598	19	33
Total Investment Income	93,168	115,353	156,504

Expenses:
Registration fees	135,058	134,642	134,675
Service and/or distribution fees (Notes 2 and 5)	32,296	27,789	42,457
Custody fees	31,181	445	356
Audit and tax	26,501	26,501	26,509
Transfer agent fees (Note 5)	24,514	25,625	30,356
Legal fees	19,435	22,635	22,560
Shareholder reports	18,487	19,547	24,310
Investment management fee (Note 2)	4,371	4,818	6,451
Fund accounting fees	446	486	650
Insurance	432	475	520
Trustees’ fees	335	362	487
Miscellaneous expenses	4,439	4,453	4,478
Total Expenses	297,495	267,778	293,809
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(250,586)	(226,324)	(233,366)
Net Expenses	46,909	41,454	60,443
Net Investment Income	46,259	73,899	96,061

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	31,559	111,558	99,939
Sale of unaffiliated Underlying Funds and investments	(58,680)	11,838	(16,190)
Capital gain distributions from affiliated Underlying Funds	20,505	27,232	43,109
Net Realized Gain (Loss)	(6,616)	150,628	126,858
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	143,533	149,814	288,906
Unaffiliated Underlying Funds and investments	80,420	155,425	274,637
Change in Net Unrealized Appreciation (Depreciation)	223,953	305,239	563,543
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	217,337	455,867	690,401
Increase in Net Assets from Operations	$263,596	$529,766	$786,462

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2013 Annual Report

Statements of operations (cont’d)

For the Year Ended January 31, 2013

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$67,788	$63,746	$47,642
Income distributions from unaffiliated Underlying Funds	38,586	40,779	42,256
Interest	20	24	25
Total Investment Income	106,394	104,549	89,923

Expenses:
Registration fees	134,879	134,807	132,891
Service and/or distribution fees (Notes 2 and 5)	27,762	25,728	23,444
Custody fees	435	484	478
Audit and tax	26,501	26,656	26,493
Transfer agent fees (Note 5)	25,197	22,704	23,534
Legal fees	22,560	23,110	22,541
Shareholder reports	17,816	16,402	16,631
Investment management fee (Note 2)	4,522	4,314	4,269
Fund accounting fees	462	433	437
Insurance	426	418	417
Trustees’ fees	353	330	327
Miscellaneous expenses	4,466	4,469	4,467
Total Expenses	265,379	259,855	255,929
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(224,569)	(221,651)	(220,344)
Net Expenses	40,810	38,204	35,585
Net Investment Income	65,584	66,345	54,338

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	151,116	121,125	121,191
Sale of unaffiliated Underlying Funds and investments	38,090	3,184	(8,809)
Capital gain distributions from affiliated Underlying Funds	28,188	28,868	28,336
Net Realized Gain (Loss)	217,394	153,177	140,718
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	125,806	170,511	165,023
Unaffiliated Underlying Funds and investments	153,319	209,665	231,149
Change in Net Unrealized Appreciation (Depreciation)	279,125	380,176	396,172
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	496,519	533,353	536,890
Increase in Net Assets from Operations	$562,103	$599,698	$591,228

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	65

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$25,840	$25,476	$84,725
Income distributions from unaffiliated Underlying Funds	24,182	23,901	15,178
Interest	12	14	24
Total Investment Income	50,034	49,391	99,927

Expenses:
Registration fees	133,762	134,529	134,717
Service and/or distribution fees (Notes 2 and 5)	11,519	14,188	21,792
Custody fees	396	343	523
Audit and tax	26,477	26,477	26,485
Transfer agent fees (Note 5)	15,383	15,842	18,765
Legal fees	23,150	23,150	9,149
Shareholder reports	9,598	9,602	12,094
Investment management fee (Note 2)	2,447	2,391	3,337
Fund accounting fees	245	237	328
Insurance	363	364	394
Trustees’ fees	185	180	249
Miscellaneous expenses	4,452	4,448	4,430
Total Expenses	227,977	231,751	232,263
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(209,738)	(210,617)	(199,269)
Net Expenses	18,239	21,134	32,994
Net Investment Income	31,795	28,257	66,933

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	96,846	81,739	2,911
Sale of unaffiliated Underlying Funds and investments	6,664	(7,649)	(6,012)
Capital gain distributions from affiliated Underlying Funds	16,954	16,455	16,614
Net Realized Gain (Loss)	120,464	90,545	13,513
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	69,724	77,588	123,735
Unaffiliated Underlying Funds and investments	126,650	135,085	86,509
Change in Net Unrealized Appreciation (Depreciation)	196,374	212,673	210,244
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	316,838	303,218	223,757
Increase in Net Assets from Operations	$348,633	$331,475	$290,690

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2013 Annual Report

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$46,259	$32,720
Net realized loss	(6,616)	(52,975)
Change in net unrealized appreciation (depreciation)	223,953	(210,698)
Increase (Decrease) in Net Assets From Operations	263,596	(230,953)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(43,500)	(42,750)
Net realized gains	—	(17,106)
Decrease in Net Assets From Distributions to Shareholders	(43,500)	(59,856)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,998,125	3,426,102
Reinvestment of distributions	37,651	57,942
Cost of shares repurchased	(3,988,461)	(2,953,334)
Increase (Decrease) in Net Assets From Fund Share Transactions	(952,685)	530,710
Increase (Decrease) in Net Assets	(732,589)	239,901

Net Assets:
Beginning of year	4,614,600	4,374,699
End of year*	$3,882,011	$4,614,600
* Includes undistributed (overdistributed) net investment income, respectively, of:	$1,020	$(6,555)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	67

Legg Mason Target Retirement 2020

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$73,899	$75,255
Net realized gain (loss)	150,628	(20,444)
Change in net unrealized appreciation (depreciation)	305,239	(17,677)
Increase in Net Assets From Operations	529,766	37,134

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(76,624)	(80,500)
Decrease in Net Assets From Distributions to Shareholders	(76,624)	(80,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,555,518	2,933,524
Reinvestment of distributions	47,255	45,873
Cost of shares repurchased	(3,102,911)	(2,658,193)
Increase (Decrease) in Net Assets From Fund Share Transactions	(500,138)	321,204
Increase (Decrease) in Net Assets	(46,996)	277,838

Net Assets:
Beginning of year	4,806,605	4,528,767
End of year*	$4,759,609	$4,806,605
* Includes undistributed (overdistributed) net investment income, respectively, of:	$951	$(2,853)

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2013 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$96,061	$79,236
Net realized gain (loss)	126,858	(13,560)
Change in net unrealized appreciation (depreciation)	563,543	(1,939)
Increase in Net Assets From Operations	786,462	63,737

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(100,000)	(86,001)
Net realized gains	(5,512)	—
Decrease in Net Assets From Distributions to Shareholders	(105,512)	(86,001)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,874,749	2,915,974
Reinvestment of distributions	76,845	59,975
Cost of shares repurchased	(2,050,405)	(2,134,279)
Increase in Net Assets From Fund Share Transactions	901,189	841,670
Increase in Net Assets	1,582,139	819,406

Net Assets:
Beginning of year	5,847,163	5,027,757
End of year*	$7,429,302	$5,847,163
* Includes undistributed (overdistributed) net investment income, respectively, of:	$1,682	$(4,664)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	69

Legg Mason Target Retirement 2030

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$65,584	$65,173
Net realized gain (loss)	217,394	(14,769)
Change in net unrealized appreciation (depreciation)	279,125	(17,154)
Increase in Net Assets From Operations	562,103	33,250

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(68,000)	(72,251)
Decrease in Net Assets From Distributions to Shareholders	(68,000)	(72,251)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,457,347	3,688,707
Reinvestment of distributions	40,656	45,726
Cost of shares repurchased	(3,066,071)	(3,050,568)
Increase (Decrease) in Net Assets From Fund Share Transactions	(568,068)	683,865
Increase (Decrease) in Net Assets	(73,965)	644,864

Net Assets:
Beginning of year	4,546,565	3,901,701
End of year*	$4,472,600	$4,546,565
* Includes overdistributed net investment income, respectively, of:	$(230)	$(4,119)

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2013 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$66,345	$52,855
Net realized gain	153,177	5,815
Change in net unrealized appreciation (depreciation)	380,176	(95,426)
Increase (Decrease) in Net Assets From Operations	599,698	(36,756)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(69,000)	(59,500)
Decrease in Net Assets From Distributions to Shareholders	(69,000)	(59,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,242,213	1,642,798
Reinvestment of distributions	41,113	33,690
Cost of shares repurchased	(2,039,247)	(1,754,870)
Increase (Decrease) in Net Assets From Fund Share Transactions	244,079	(78,382)
Increase (Decrease) in Net Assets	774,777	(174,638)

Net Assets:
Beginning of year	3,868,680	4,043,318
End of year*	$4,643,457	$3,868,680
* Includes overdistributed net investment income of:	$(1,132)	$(4,628)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	71

Legg Mason Target Retirement 2040

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$54,338	$42,574
Net realized gain (loss)	140,718	(20,140)
Change in net unrealized appreciation (depreciation)	396,172	(51,598)
Increase (Decrease) in Net Assets From Operations	591,228	(29,164)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(57,000)	(50,250)
Decrease in Net Assets From Distributions to Shareholders	(57,000)	(50,250)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,260,910	2,314,728
Reinvestment of distributions	29,934	26,203
Cost of shares repurchased	(1,995,662)	(2,047,765)
Increase in Net Assets From Fund Share Transactions	295,182	293,166
Increase in Net Assets	829,410	213,752

Net Assets:
Beginning of year	4,011,200	3,797,448
End of year*	$4,840,610	$4,011,200
* Includes overdistributed net investment income of:	$(1,817)	$(4,872)

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2013 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$31,795	$27,322
Net realized gain (loss)	120,464	(9,880)
Change in net unrealized appreciation (depreciation)	196,374	(52,671)
Increase (Decrease) in Net Assets From Operations	348,633	(35,229)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(32,500)	(31,935)
Decrease in Net Assets From Distributions to Shareholders	(32,500)	(31,935)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,306,976	1,315,491
Reinvestment of distributions	16,812	18,943
Cost of shares repurchased	(1,580,666)	(1,179,619)
Increase (Decrease) in Net Assets From Fund Share Transactions	(256,878)	154,815
Increase in Net Assets	59,255	87,651

Net Assets:
Beginning of year	2,498,780	2,411,129
End of year*	$2,558,035	$2,498,780
* Includes overdistributed net investment income of:	$(333)	$(2,903)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	73

Legg Mason Target Retirement 2050

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$28,257	$26,090
Net realized gain (loss)	90,545	(24,252)
Change in net unrealized appreciation (depreciation)	212,673	(42,124)
Increase (Decrease) in Net Assets From Operations	331,475	(40,286)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(28,000)	(31,250)
Decrease in Net Assets From Distributions to Shareholders	(28,000)	(31,250)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,305,919	1,381,443
Reinvestment of distributions	20,156	26,331
Cost of shares repurchased	(1,254,655)	(1,317,101)
Increase in Net Assets From Fund Share Transactions	71,420	90,673
Increase in Net Assets	374,895	19,137

Net Assets:
Beginning of year	2,345,675	2,326,538
End of year*	$2,720,570	$2,345,675
* Includes undistributed (overdistributed) net investment income, respectively, of:	$176	$(3,267)

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2013 Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Years Ended January 31,	2013	2012

Operations:
Net investment income	$66,933	$52,502
Net realized gain	13,513	20,326
Change in net unrealized appreciation (depreciation)	210,244	12,892
Increase in Net Assets From Operations	290,690	85,720

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(66,772)	(55,500)
Net realized gains	(4,260)	—
Decrease in Net Assets From Distributions to Shareholders	(71,032)	(55,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,831,560	1,544,662
Reinvestment of distributions	65,428	51,128
Cost of shares repurchased	(2,424,961)	(1,815,528)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,472,027	(219,738)
Increase (Decrease) in Net Assets	1,691,685	(189,518)

Net Assets:
Beginning of year	2,332,885	2,522,403
End of year*	$4,024,570	$2,332,885
* Includes undistributed (overdistributed) net investment income, respectively, of:	$3,838	$(134)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	75

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.19	0.15	[3]	0.33	[3]	0.35	[3]	0.20	[3]
Net realized and unrealized gain (loss)	0.69	(0.61)		1.47		2.40		(3.49)
Total income (loss) from operations	0.88	(0.46)		1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.18)	(0.17)		(0.26)		(0.28)		(0.20)
Net realized gains	—	(0.04)		—		—		—
Total distributions	(0.18)	(0.21)		(0.26)		(0.28)		(0.20)

Net asset value, end of year	$11.95	$11.25		$11.92		$10.38		$7.91
Total return[4]	7.92%	(3.82)%		17.42%		34.70%		(28.96)%

Net assets, end of year (000s)	$1,219	$848		$231		$233		$69

Ratios to average net assets:
Gross expenses[5]	6.47%	3.55%		6.12%		14.08%		24.64%[6]
Net expenses[5,7,8]	0.59 [9]	0.65	[9,10]	0.43	[10,11,12]	0.58	[12]	0.58	[6,12]
Net investment income	1.69	1.31	[3]	2.92	[3]	3.53	[3]	5.31	[3,6]

Portfolio turnover rate	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.09	0.06	[3]	0.29	[3]	0.28	[3]	0.17	[3]
Net realized and unrealized gain (loss)	0.70	(0.61)		1.42		2.39		(3.48)
Total income (loss) from operations	0.79	(0.55)		1.71		2.67		(3.31)

Less distributions from:
Net investment income	(0.10)	(0.08)		(0.17)		(0.20)		(0.18)
Net realized gains	—	(0.04)		—		—		—
Total distributions	(0.10)	(0.12)		(0.17)		(0.20)		(0.18)

Net asset value, end of year	$11.94	$11.25		$11.92		$10.38		$7.91
Total return[4]	7.02%	(4.56)%		16.54%		33.67%		(29.13)%

Net assets, end of year (000s)	$2,538	$3,509		$3,274		$1,046		$80

Ratios to average net assets:
Gross expenses[5]	7.01%	4.25%		6.71%		13.38%		24.97%[6]
Net expenses[5,7,8]	1.34 [9]	1.37	[9,10]	1.16	[10,11,12]	1.33	[12]	1.33	[6,12]
Net investment income	0.76	0.48	[3]	2.58	[3]	2.83	[3]	4.53	[3,6]

Portfolio turnover rate	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	77

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.13	0.17	[3]	0.32	[3]	0.30	[3]	0.20	[3]
Net realized and unrealized gain (loss)	0.78	(0.62)		1.48		2.45		(3.49)
Total income (loss) from operations	0.91	(0.45)		1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.18)	(0.18)		(0.26)		(0.28)		(0.20)
Net realized gains	—	(0.04)		—		—		—
Total distributions	(0.18)	(0.22)		(0.26)		(0.28)		(0.20)

Net asset value, end of year	$11.98	$11.25		$11.92		$10.38		$7.91
Total return[4]	8.19%	(3.74)%		17.42%		34.70%		(28.96)%

Net assets, end of year (000s)	$17	$70		$553		$476		$347

Ratios to average net assets:
Gross expenses[5]	5.81%	3.28%		5.95%		18.15%		24.60%[6]
Net expenses[5,7,8]	0.50 [9]	0.49	[9,10]	0.43	[10,11,12]	0.58	[12]	0.58	[6,12]
Net investment income	1.13	1.44	[3]	2.85	[3]	3.18	[3]	5.31	[3,6]

Portfolio turnover rate	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.10	0.12	[3]	0.29	[3]	0.28	[3]	0.19	[3]
Net realized and unrealized gain (loss)	0.80	(0.61)		1.48		2.44		(3.49)
Total income (loss) from operations	0.90	(0.49)		1.77		2.72		(3.30)

Less distributions from:
Net investment income	(0.16)	(0.14)		(0.23)		(0.25)		(0.19)
Net realized gains	—	(0.04)		—		—		—
Total distributions	(0.16)	(0.18)		(0.23)		(0.25)		(0.19)

Net asset value, end of year	$11.99	$11.25		$11.92		$10.38		$7.91
Total return[4]	8.01%	(4.08)%		17.11%		34.36%		(29.02)%

Net assets, end of year (000s)	$23	$102		$105		$91		$69

Ratios to average net assets:
Gross expenses[5]	6.06%	3.55%		6.21%		18.27%		24.90%[6]
Net expenses[5,7,8]	0.75 [9]	0.86	[9,10]	0.68	[10,11,12]	0.84	[12]	0.83	[6,12]
Net investment income	0.90	1.01	[3]	2.59	[3]	2.93	[3]	5.06	[3,6]

Portfolio turnover rate	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	79

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.24	$11.92		$10.39		$7.92		$11.40

Income (loss) from operations:
Net investment income	0.21	0.19	[3]	0.34	[3]	0.34	[3]	0.21	[3]
Net realized and unrealized gain (loss)	0.71	(0.61)		1.49		2.44		(3.48)
Total income (loss) from operations	0.92	(0.42)		1.83		2.78		(3.27)

Less distributions from:
Net investment income	(0.22)	(0.22)		(0.30)		(0.31)		(0.21)
Net realized gains	—	(0.04)		—		—		—
Total distributions	(0.22)	(0.26)		(0.30)		(0.31)		(0.21)

Net asset value, end of year	$11.94	$11.24		$11.92		$10.39		$7.92
Total return[4]	8.25%	(3.48)%		17.63%		35.07%		(28.80)%

Net assets, end of year (000s)	$85	$86		$212		$138		$70

Ratios to average net assets:
Gross expenses[5]	6.18%	3.18%		5.78%		15.32%		24.39%[6]
Net expenses[5,7,8]	0.31 [9]	0.27	[9,10]	0.17	[10,11,12]	0.28	[12]	0.28	[6,12]
Net investment income	1.82	1.59	[3]	3.07	[3]	3.56	[3]	5.61	[3,6]

Portfolio turnover rate	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.73	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.24	0.24	[3]	0.36	[3]	0.30	[3]	0.18	[3]
Net realized and unrealized gain (loss)	1.17	(0.07)		1.45		2.40		(3.59)
Total income (loss) from operations	1.41	0.17		1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)
Total distributions	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)

Net asset value, end of year	$12.90	$11.73		$11.79		$10.25		$7.81
Total return[4]	12.08%	1.55%		17.72%		34.46%		(30.03)%

Net assets, end of year (000s)	$1,282	$568		$533		$192		$68

Ratios to average net assets:
Gross expenses[5]	5.37%	3.58%		5.29%		13.03%		25.21%[6]
Net expenses[5,7,8]	0.55 [9]	0.49	[9,10]	0.41	[10,11,12]	0.58	[12]	0.57	[6,12]
Net investment income	1.94	2.05	[3]	3.23	[3]	3.14	[3]	4.90	[3,6]

Portfolio turnover rate	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	81

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.74	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.13	0.14	[3]	0.23	[3]	0.22	[3]	0.11	[3]
Net realized and unrealized gain (loss)	1.18	(0.04)		1.49		2.39		(3.54)
Total income (loss) from operations	1.31	0.10		1.72		2.61		(3.43)

Less distributions from:
Net investment income	(0.14)	(0.15)		(0.18)		(0.17)		(0.16)
Total distributions	(0.14)	(0.15)		(0.18)		(0.17)		(0.16)

Net asset value, end of year	$12.91	$11.74		$11.79		$10.25		$7.81
Total return[4]	11.23%	0.88%		16.80%		33.43%		(30.20)%

Net assets, end of year (000s)	$2,462	$2,520		$2,399		$1,217		$310

Ratios to average net assets:
Gross expenses[5]	6.02%	4.24%		6.20%		14.33%		17.12%[6]
Net expenses[5,7,8]	1.30 [9]	1.24	[9,10]	1.16	[10,11,12]	1.33	[12]	1.32	[6,12]
Net investment income	1.06	1.20	[3]	2.08	[3]	2.28	[3]	3.13	[3,6]

Portfolio turnover rate	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.74	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.19	0.18	[3]	0.29	[3]	0.26	[3]	0.18	[3]
Net realized and unrealized gain (loss)	1.25	(0.00)	[4]	1.52		2.44		(3.59)
Total income (loss) from operations	1.44	0.18		1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)
Total distributions	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)

Net asset value, end of year	$12.94	$11.74		$11.79		$10.25		$7.81
Total return[5]	12.33%	1.62%		17.69%		34.46%		(30.03)%

Net assets, end of year (000s)	$14	$67		$517		$450		$343

Ratios to average net assets:
Gross expenses[6]	4.64%	3.37%		5.19%		15.32%		25.16%[7]
Net expenses[6,8,9]	0.46 [10]	0.44	[10,11]	0.42	[11,12,13]	0.58	[13]	0.57	[7,13]
Net investment income	1.60	1.50	[3]	2.65	[3]	2.82	[3]	4.90	[3,7]

Portfolio turnover rate	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% . The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	83

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.73	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.19	0.19	[3]	0.26	[3]	0.24	[3]	0.17	[3]
Net realized and unrealized gain (loss)	1.19	(0.05)		1.52		2.43		(3.59)
Total income (loss) from operations	1.38	0.14		1.78		2.67		(3.42)

Less distributions from:
Net investment income	(0.21)	(0.20)		(0.24)		(0.23)		(0.17)
Total distributions	(0.21)	(0.20)		(0.24)		(0.23)		(0.17)

Net asset value, end of year	$12.90	$11.73		$11.79		$10.25		$7.81
Total return[4]	11.80%	1.29%		17.40%		34.11%		(30.09)%

Net assets, end of year (000s)	$166	$138		$169		$143		$68

Ratios to average net assets:
Gross expenses[5]	5.51%	3.60%		5.51%		15.12%		25.46%[6]
Net expenses[5,7,8]	0.80 [9]	0.73	[9,10]	0.67	[10,11,12]	0.83	[12]	0.83	[6,12]
Net investment income	1.55	1.60	[3]	2.40	[3]	2.56	[3]	4.65	[3,6]

Portfolio turnover rate	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.72	$11.79		$10.26		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.26	0.27	[3]	0.32	[3]	0.32	[3]	0.19	[3]
Net realized and unrealized gain (loss)	1.19	(0.06)		1.51		2.42		(3.59)
Total income (loss) from operations	1.45	0.21		1.83		2.74		(3.40)

Less distributions from:
Net investment income	(0.28)	(0.28)		(0.30)		(0.29)		(0.19)
Total distributions	(0.28)	(0.28)		(0.30)		(0.29)		(0.19)

Net asset value, end of year	$12.89	$11.72		$11.79		$10.26		$7.81
Total return[4]	12.49%	1.84%		17.92%		35.01%		(29.96)%

Net assets, end of year (000s)	$836	$1,514		$911		$177		$69

Ratios to average net assets:
Gross expenses[5]	4.82%	3.04%		4.98%		12.48%		24.89%[6]
Net expenses[5,7,8]	0.25 [9]	0.21	[9,10]	0.16	[10,11,12]	0.28	[12]	0.27	[6,12]
Net investment income	2.18	2.34	[3]	2.96	[3]	3.35	[3]	5.21	[3,6]

Portfolio turnover rate	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	85

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.26	0.22	[3]	0.28	[3]	0.26	[3]	0.17	[3]
Net realized and unrealized gain (loss)	1.24	(0.09)		1.57		2.41		(3.80)
Total income (loss) from operations	1.50	0.13		1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.25)		(0.22)		(0.17)
Net realized gains	(0.01)	—		—		—		—
Total distributions	(0.24)	(0.22)		(0.25)		(0.22)		(0.17)

Net asset value, end of year	$12.82	$11.56		$11.65		$10.05		$7.60
Total return[4]	13.04%	1.23%		18.50%		35.13%		(31.93)%

Net assets, end of year (000s)	$2,065	$828		$325		$216		$67

Ratios to average net assets:
Gross expenses[5]	4.25%	3.05%		4.80%		13.74%		25.33%[6]
Net expenses[5,7,8]	0.54 [9]	0.49	[9,10]	0.40	[10,11,12]	0.57	[12]	0.57	[6,12]
Net investment income	2.17	1.95	[3]	2.57	[3]	2.78	[3]	4.77	[3,6]

Portfolio turnover rate	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.13	0.13	[3]	0.20	[3]	0.21	[3]	0.13	[3]
Net realized and unrealized gain (loss)	1.27	(0.08)		1.57		2.38		(3.78)
Total income (loss) from operations	1.40	0.05		1.77		2.59		(3.65)

Less distributions from:
Net investment income	(0.13)	(0.14)		(0.17)		(0.14)		(0.15)
Net realized gains	(0.01)	—		—		—		—
Total distributions	(0.14)	(0.14)		(0.17)		(0.14)		(0.15)

Net asset value, end of year	$12.82	$11.56		$11.65		$10.05		$7.60
Total return[4]	12.19%	0.48%		17.61%		34.09%		(32.10)%

Net assets, end of year (000s)	$4,029	$3,702		$3,112		$1,521		$160

Ratios to average net assets:
Gross expenses[5]	4.89%	3.81%		5.67%		14.80%		24.88%[6]
Net expenses[5,7,8]	1.29 [9]	1.22	[9,10]	1.15	[10,11,12]	1.32	[12]	1.31	[6,12]
Net investment income	1.06	1.17	[3]	1.87	[3]	2.19	[3]	3.78	[3,6]

Portfolio turnover rate	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	87

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.18	0.17	[3]	0.26	[3]	0.24	[3]	0.17	[3]
Net realized and unrealized gain (loss)	1.35	(0.04)		1.59		2.43		(3.80)
Total income (loss) from operations	1.53	0.13		1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.25)		(0.22)		(0.17)
Net realized gains	(0.01)	—		—		—		—
Total distributions	(0.24)	(0.22)		(0.25)		(0.22)		(0.17)

Net asset value, end of year	$12.85	$11.56		$11.65		$10.05		$7.60
Total return[4]	13.30%	1.22%		18.49%		35.13%		(31.93)%

Net assets, end of year (000s)	$14	$72		$511		$441		$334

Ratios to average net assets:
Gross expenses[5]	3.66%	3.01%		4.66%		16.80%		25.36%[6]
Net expenses[5,7,8]	0.48 [9]	0.43	[9,10]	0.41	[10,11,12]	0.57	[12]	0.57	[6,12]
Net investment income	1.52	1.41	[3]	2.46	[3]	2.62	[3]	4.75	[3,6]

Portfolio turnover rate	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.56	$11.65		$10.04		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.16	0.22	[3]	0.24	[3]	0.22	[3]	0.16	[3]
Net realized and unrealized gain (loss)	1.30	(0.12)		1.59		2.42		(3.80)
Total income (loss) from operations	1.46	0.10		1.83		2.64		(3.64)

Less distributions from:
Net investment income	(0.19)	(0.19)		(0.22)		(0.20)		(0.16)
Net realized gains	(0.01)	—		—		—		—
Total distributions	(0.20)	(0.19)		(0.22)		(0.20)		(0.16)

Net asset value, end of year	$12.82	$11.56		$11.65		$10.04		$7.60
Total return[4]	12.75%	0.98%		18.31%		34.65%		(31.99)%

Net assets, end of year (000s)	$74	$162		$114		$88		$67

Ratios to average net assets:
Gross expenses[5]	4.38%	3.10%		4.92%		17.08%		25.66%[6]
Net expenses[5,7,8]	0.79 [9]	0.74	[9,10]	0.66	[10,11,12]	0.82	[12]	0.82	[6,12]
Net investment income	1.31	1.95	[3]	2.22	[3]	2.37	[3]	4.50	[3,6]

Portfolio turnover rate	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	89

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.55	$11.65		$10.05		$7.61		$11.40

Income (loss) from operations:
Net investment income	0.26	0.25	[3]	0.30	[3]	0.30	[3]	0.18	[3]
Net realized and unrealized gain (loss)	1.27	(0.09)		1.59		2.40		(3.79)
Total income (loss) from operations	1.53	0.16		1.89		2.70		(3.61)

Less distributions from:
Net investment income	(0.26)	(0.26)		(0.29)		(0.26)		(0.18)
Net realized gains	(0.01)	—		—		—		—
Total distributions	(0.27)	(0.26)		(0.29)		(0.26)		(0.18)

Net asset value, end of year	$12.81	$11.55		$11.65		$10.05		$7.61
Total return[4]	13.39%	1.51%		18.82%		35.37%		(31.78)%

Net assets, end of year (000s)	$1,247	$1,083		$966		$404		$66

Ratios to average net assets:
Gross expenses[5]	3.79%	2.68%		4.45%		11.39%		25.15%[6]
Net expenses[5,7,8]	0.24 [9]	0.19	[9,10]	0.15	[10,11,12]	0.27	[12]	0.27	[6,12]
Net investment income	2.16	2.15	[3]	2.82	[3]	3.07	[3]	5.05	[3,6]

Portfolio turnover rate	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

90	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.23	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.24	0.23	[3]	0.25	[3]	0.22	[3]	0.16	[3]
Net realized and unrealized gain (loss)	1.33	(0.19)		1.63		2.36		(4.04)
Total income (loss) from operations	1.57	0.04		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)
Total distributions	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)

Net asset value, end of year	$12.57	$11.23		$11.41		$9.74		$7.36
Total return[4]	14.10%	0.42%		19.29%		34.93%		(34.13)%

Net assets, end of year (000s)	$813	$530		$248		$129		$65

Ratios to average net assets:
Gross expenses[5]	5.88%	3.77%		5.73%		15.76%		25.82%[6]
Net expenses[5,7,8]	0.55 [9]	0.50	[9,10]	0.42	[10,11,12]	0.57	[12]	0.57	[6,12]
Net investment income	2.01	2.07	[3]	2.33	[3]	2.43	[3]	4.43	[3,6]

Portfolio turnover rate	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	91

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.23	$11.41		$9.73		$7.35		$11.40

Income (loss) from operations:
Net investment income	0.12	0.14	[3]	0.15	[3]	0.18	[3]	0.13	[3]
Net realized and unrealized gain (loss)	1.36	(0.18)		1.65		2.32		(4.04)
Total income (loss) from operations	1.48	(0.04)		1.80		2.50		(3.91)

Less distributions from:
Net investment income	(0.14)	(0.14)		(0.12)		(0.12)		(0.14)
Total distributions	(0.14)	(0.14)		(0.12)		(0.12)		(0.14)

Net asset value, end of year	$12.57	$11.23		$11.41		$9.73		$7.35
Total return[4]	13.24%	(0.32)%		18.52%		33.95%		(34.38)%

Net assets, end of year (000s)	$2,261	$2,575		$1,824		$661		$85

Ratios to average net assets:
Gross expenses[5]	6.25%	4.55%		6.76%		16.80%		26.11%[6]
Net expenses[5,7,8]	1.30 [9]	1.25	[9,10]	1.16	[10,11,12]	1.32	[12]	1.32	[6,12]
Net investment income	1.01	1.26	[3]	1.42	[3]	2.03	[3]	3.60	[3,6]

Portfolio turnover rate	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

92	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.24	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.18	0.15	[3]	0.21	[3]	0.20	[3]	0.16	[3]
Net realized and unrealized gain (loss)	1.38	(0.10)		1.67		2.38		(4.04)
Total income (loss) from operations	1.56	0.05		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)
Total distributions	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)

Net asset value, end of year	$12.57	$11.24		$11.41		$9.74		$7.36
Total return[4]	14.00%	0.51%		19.29%		34.92%		(34.13)%

Net assets, end of year (000s)	$17	$49		$521		$459		$344

Ratios to average net assets:
Gross expenses[5]	5.00%	3.57%		5.67%		16.40%		25.22%[6]
Net expenses[5,7,8]	0.55 [9]	0.45	[9,10]	0.42	[10,11,12]	0.57	[12]	0.57	[6,12]
Net investment income	1.53	1.30	[3]	1.99	[3]	2.28	[3]	4.55	[3,6]

Portfolio turnover rate	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	93

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.23	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.16	0.19	[3]	0.19	[3]	0.19	[3]	0.15	[3]
Net realized and unrealized gain (loss)	1.38	(0.18)		1.66		2.36		(4.04)
Total income (loss) from operations	1.54	0.01		1.85		2.55		(3.89)

Less distributions from:
Net investment income	(0.20)	(0.19)		(0.18)		(0.17)		(0.15)
Total distributions	(0.20)	(0.19)		(0.18)		(0.17)		(0.15)

Net asset value, end of year	$12.57	$11.23		$11.41		$9.74		$7.36
Total return[4]	13.81%	0.17%		18.99%		34.58%		(34.18)%

Net assets, end of year (000s)	$107	$162		$127		$99		$64

Ratios to average net assets:
Gross expenses[5]	5.51%	3.79%		5.93%		16.21%		26.08%[6]
Net expenses[5,7,8]	0.80 [9]	0.75	[9,10]	0.67	[10,11,12]	0.82	[12]	0.82	[6,12]
Net investment income	1.35	1.68	[3]	1.78	[3]	2.10	[3]	4.18	[3,6]

Portfolio turnover rate	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

94	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$11.24	$11.42		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.25	0.24	[3]	0.24	[3]	0.27	[3]	0.17	[3]
Net realized and unrealized gain (loss)	1.35	(0.17)		1.68		2.34		(4.04)
Total income (loss) from operations	1.60	0.07		1.92		2.61		(3.87)

Less distributions from:
Net investment income	(0.27)	(0.25)		(0.24)		(0.23)		(0.17)
Total distributions	(0.27)	(0.25)		(0.24)		(0.23)		(0.17)

Net asset value, end of year	$12.57	$11.24		$11.42		$9.74		$7.36
Total return[4]	14.34%	0.74%		19.73%		35.34%		(34.06)%

Net assets, end of year (000s)	$1,275	$1,231		$1,182		$373		$65

Ratios to average net assets:
Gross expenses[5]	5.07%	3.34%		5.44%		11.64%		25.57%[6]
Net expenses[5,7,8]	0.25 [9]	0.21	[9,10]	0.16	[10,11,12]	0.27	[12]	0.27	[6,12]
Net investment income	2.11	2.15	[3]	2.26	[3]	2.85	[3]	4.74	[3,6]

Portfolio turnover rate	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	95

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.01	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.24	0.19	[3]	0.18	0.18	0.12
Net realized and unrealized gain (loss)	1.39	(0.24)		1.76	2.35	(4.27)
Total income (loss) from operations	1.63	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of year	$12.43	$11.01		$11.27	$9.49	$7.11
Total return[4]	14.95%	(0.39)%		20.48%	35.49%	(36.51)%

Net assets, end of year (000s)	$771	$466		$413	$297	$63

Ratios to average net assets:
Gross expenses[5]	5.85%	3.92%		5.43%	16.33%	26.45%[6]
Net expenses[5,7,8]	0.55 [9]	0.50	[9,10]	0.43 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	2.04	1.73	[3]	1.71	2.00	3.49 [6]

Portfolio turnover rate	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

96	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.00	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.13	0.11	[3]	0.10	0.19	0.09
Net realized and unrealized gain (loss)	1.41	(0.24)		1.76	2.25	(4.26)
Total income (loss) from operations	1.54	(0.13)		1.86	2.44	(4.17)

Less distributions from:
Net investment income	(0.12)	(0.13)		(0.08)	(0.07)	(0.12)
Total distributions	(0.12)	(0.13)		(0.08)	(0.07)	(0.12)

Net asset value, end of year	$12.42	$11.00		$11.26	$9.48	$7.11
Total return[4]	14.10%	(1.12)%		19.60%	34.34%	(36.67)%

Net assets, end of year (000s)	$2,355	$2,014		$1,648	$813	$73

Ratios to average net assets:
Gross expenses[5]	6.51%	4.83%		6.33%	13.86%	26.87%[6]
Net expenses[5,7,8]	1.30 [9]	1.25	[9,10]	1.17 [10,11,12]	1.33 [12]	1.32 [6,12]
Net investment income	1.14	1.00	[3]	0.97	2.02	2.67 [6]

Portfolio turnover rate	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	97

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.01	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.17	0.12	[3]	0.16	0.16	0.12
Net realized and unrealized gain (loss)	1.45	(0.17)		1.78	2.37	(4.27)
Total income (loss) from operations	1.62	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of year	$12.42	$11.01		$11.27	$9.49	$7.11
Total return[4]	14.86%	(0.40)%		20.47%	35.49%	(36.51)%

Net assets, end of year (000s)	$25	$56		$504	$416	$312

Ratios to average net assets:
Gross expenses[5]	5.29%	3.63%		5.30%	20.32%	26.41%[6]
Net expenses[5,7,8]	0.56 [9]	0.46	[9,10]	0.43 [10,11,12]	0.58 [12]	0.57 [6,12]
Net investment income	1.47	1.02	[3]	1.58	1.88	3.49 [6]

Portfolio turnover rate	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

98	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.00	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.18	0.17	[3]	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.42	(0.25)		1.78	2.35	(4.27)
Total income (loss) from operations	1.60	(0.08)		1.91	2.49	(4.16)

Less distributions from:
Net investment income	(0.18)	(0.18)		(0.13)	(0.12)	(0.13)
Total distributions	(0.18)	(0.18)		(0.13)	(0.12)	(0.13)

Net asset value, end of year	$12.42	$11.00		$11.26	$9.48	$7.11
Total return[4]	14.67%	(0.63)%		20.19%	35.01%	(36.57)%

Net assets, end of year (000s)	$180	$136		$101	$83	$62

Ratios to average net assets:
Gross expenses[5]	5.82%	3.97%		5.54%	20.61%	26.72%[6]
Net expenses[5,7,8]	0.80 [9]	0.75	[9,10]	0.68 [10,11,12]	0.83 [12]	0.82 [6,12]
Net investment income	1.56	1.56	[3]	1.28	1.63	3.24 [6]

Portfolio turnover rate	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	99

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011	2010	2009[2]

Net asset value, beginning of year	$11.00	$11.27		$9.49	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.24	0.20	[3]	0.19	0.27	0.13
Net realized and unrealized gain (loss)	1.43	(0.23)		1.78	2.28	(4.26)
Total income (loss) from operations	1.67	(0.03)		1.97	2.55	(4.13)

Less distributions from:
Net investment income	(0.25)	(0.24)		(0.19)	(0.18)	(0.15)
Total distributions	(0.25)	(0.24)		(0.19)	(0.18)	(0.15)

Net asset value, end of year	$12.42	$11.00		$11.27	$9.49	$7.12
Total return[4]	15.31%	(0.15)%		20.80%	35.71%	(36.36)%

Net assets, end of year (000s)	$1,312	$1,197		$1,377	$545	$63

Ratios to average net assets:
Gross expenses[5]	5.20%	3.47%		5.02%	9.80%	26.20%[6]
Net expenses[5,7,8]	0.25 [9]	0.21	[9,10]	0.17 [10,11,12]	0.28 [12]	0.27 [6,12]
Net investment income	2.08	1.83	[3]	1.83	2.85	3.79 [6]

Portfolio turnover rate	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

100	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.19	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.21	0.19	0.18	0.14	0.11
Net realized and unrealized gain (loss)	1.43	(0.20)	1.81	2.43	(4.31)
Total income (loss) from operations	1.64	(0.01)	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of year	$12.64	$11.19	$11.38	$9.52	$7.08
Total return[3]	14.79%	(0.02)%	20.98%	36.29%	(36.91)%

Net assets, end of year (000s)	$734	$306	$329	$93	$62

Ratios to average net assets:
Gross expenses[4]	5.99%	4.16%	5.73%	21.22%	26.64%[5]
Net expenses[4,6,7]	0.55 [8]	0.51 [8,9]	0.41 [9,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.78	1.72	1.73	1.66	3.16 [5]

Portfolio turnover rate	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	101

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.19	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.09	0.08	0.09	0.10	0.08
Net realized and unrealized gain (loss)	1.46	(0.17)	1.82	2.41	(4.31)
Total income (loss) from operations	1.55	(0.09)	1.91	2.51	(4.23)

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.05)	(0.06)	(0.10)
Total distributions	(0.10)	(0.10)	(0.05)	(0.06)	(0.10)

Net asset value, end of year	$12.64	$11.19	$11.38	$9.52	$7.07
Total return[3]	13.93%	(0.76)%	20.08%	35.45%	(37.16)%

Net assets, end of year (000s)	$2,291	$2,218	$1,814	$510	$69

Ratios to average net assets:
Gross expenses[4]	6.51%	4.80%	6.92%	16.39%	27.19%[5]
Net expenses[4,6,7]	1.30 [8]	1.25 [8,9]	1.16 [9,10,11]	1.32 [11]	1.32 [5,11]
Net investment income	0.80	0.75	0.88	1.09	2.38 [5]

Portfolio turnover rate	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

102	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.20	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.15	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.49	(0.11)	1.86	2.43	(4.31)
Total income (loss) from operations	1.64	(0.00) [3]	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of year	$12.65	$11.20	$11.38	$9.52	$7.08
Total return[4]	14.78%	0.06%	20.95%	36.29%	(36.91)%

Net assets, end of year (000s)	$17	$39	$499	$418	$310

Ratios to average net assets:
Gross expenses[5]	5.21%	3.75%	5.87%	21.67%	26.59%[6]
Net expenses[5,7,8]	0.56 [9]	0.44 [9,10]	0.43 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	1.30	0.91	1.29	1.60	3.16 [6]

Portfolio turnover rate	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	103

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.19	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.09	0.14	0.11	0.12	0.10
Net realized and unrealized gain (loss)	1.54	(0.18)	1.85	2.44	(4.32)
Total income (loss) from operations	1.63	(0.04)	1.96	2.56	(4.22)

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.10)	(0.11)	(0.11)
Total distributions	(0.16)	(0.15)	(0.10)	(0.11)	(0.11)

Net asset value, end of year	$12.66	$11.19	$11.38	$9.52	$7.07
Total return[3]	14.59%	(0.27)%	20.65%	36.13%	(37.05)%

Net assets, end of year (000s)	$23	$111	$107	$87	$62

Ratios to average net assets:
Gross expenses[4]	5.42%	3.93%	6.16%	21.73%	26.90%[5]
Net expenses[4,6,7]	0.77 [8]	0.74 [8,9]	0.68 [9,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	0.82	1.21	1.05	1.37	2.91 [5]

Portfolio turnover rate	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

104	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.19	$11.39	$9.53	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.21	0.20	0.16	0.21	0.12
Net realized and unrealized gain (loss)	1.47	(0.18)	1.86	2.40	(4.31)
Total income (loss) from operations	1.68	0.02	2.02	2.61	(4.19)

Less distributions from:
Net investment income	(0.23)	(0.22)	(0.16)	(0.16)	(0.13)
Total distributions	(0.23)	(0.22)	(0.16)	(0.16)	(0.13)

Net asset value, end of year	$12.64	$11.19	$11.39	$9.53	$7.08
Total return[3]	15.14%	0.24%	21.26%	36.85%	(36.85)%

Net assets, end of year (000s)	$1,776	$1,337	$1,048	$396	$62

Ratios to average net assets:
Gross expenses[4]	5.27%	3.50%	5.70%	12.52%	26.39%[5]
Net expenses[4,6,7]	0.25 [8]	0.21 [8,9]	0.16 [9,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.81	1.79	1.60	2.25	3.46 [5]

Portfolio turnover rate	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	105

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.20	0.13	0.14	0.15	0.11
Net realized and unrealized gain (loss)	1.44	(0.21)	1.84	2.43	(4.31)
Total income (loss) from operations	1.64	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of year	$12.57	$11.11	$11.36	$9.52	$7.07
Total return[3]	14.86%	(0.60)%	20.82%	36.46%	(36.96)%

Net assets, end of year (000s)	$631	$369	$229	$129	$62

Ratios to average net assets:
Gross expenses[4]	9.29%	5.22%	7.43%	21.04%	26.53%[5]
Net expenses[4,6,7]	0.56 [8]	0.50 [8,9]	0.42 [9,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.70	1.14	1.37	1.77	3.17 [5]

Portfolio turnover rate	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

106	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.11	$11.36	$9.52	$7.06	$11.40

Income (loss) from operations:
Net investment income	0.08	0.08	0.07	0.11	0.08
Net realized and unrealized gain (loss)	1.46	(0.24)	1.83	2.41	(4.31)
Total income (loss) from operations	1.54	(0.16)	1.90	2.52	(4.23)

Less distributions from:
Net investment income	(0.09)	(0.09)	(0.06)	(0.06)	(0.11)
Total distributions	(0.09)	(0.09)	(0.06)	(0.06)	(0.11)

Net asset value, end of year	$12.56	$11.11	$11.36	$9.52	$7.06
Total return[3]	13.90%	(1.34)%	19.92%	35.64%	(37.20)%

Net assets, end of year (000s)	$945	$1,073	$850	$467	$66

Ratios to average net assets:
Gross expenses[4]	10.01%	6.28%	8.51%	19.33%	27.16%[5]
Net expenses[4,6,7]	1.31 [8]	1.25 [8,9]	1.17 [9,10,11]	1.32 [11]	1.32 [5,11]
Net investment income	0.66	0.70	0.69	1.28	2.40 [5]

Portfolio turnover rate	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	107

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.08	0.14	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.64	(0.22)	1.85	2.44	(4.31)
Total income (loss) from operations	1.72	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of year	$12.65	$11.11	$11.36	$9.52	$7.07
Total return[3]	15.59%	(0.60)%	20.81%	36.46%	(36.96)%

Net assets, end of year (000s)	$14	$233	$499	$417	$310

Ratios to average net assets:
Gross expenses[4]	8.43%	4.88%	7.20%	23.15%	26.48%[5]
Net expenses[4,6,7]	0.38 [8]	0.49 [8,9]	0.42 [9,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	0.70	1.27	1.30	1.60	3.17 [5]

Portfolio turnover rate	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

108	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.11	$11.36	$9.51	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.11	0.13	0.11	0.12	0.10
Net realized and unrealized gain (loss)	1.63	(0.23)	1.85	2.43	(4.31)
Total income (loss) from operations	1.74	(0.10)	1.96	2.55	(4.21)

Less distributions from:
Net investment income	(0.15)	(0.15)	(0.11)	(0.11)	(0.12)
Total distributions	(0.15)	(0.15)	(0.11)	(0.11)	(0.12)

Net asset value, end of year	$12.70	$11.11	$11.36	$9.51	$7.07
Total return[3]	15.75%	(0.85)%	20.63%	35.98%	(37.01)%

Net assets, end of year (000s)	$22	$116	$112	$91	$62

Ratios to average net assets:
Gross expenses[4]	8.53%	5.22%	7.47%	23.06%	26.79%[5]
Net expenses[4,6,7]	0.48 [8]	0.75 [8,9]	0.67 [9,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	0.95	1.13	1.06	1.40	2.92 [5]

Portfolio turnover rate	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	109

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.10	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.22	0.18	0.16	0.20	0.12
Net realized and unrealized gain (loss)	1.46	(0.23)	1.85	2.41	(4.32)
Total income (loss) from operations	1.68	(0.05)	2.01	2.61	(4.20)

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.17)	(0.16)	(0.13)
Total distributions	(0.22)	(0.21)	(0.17)	(0.16)	(0.13)

Net asset value, end of year	$12.56	$11.10	$11.36	$9.52	$7.07
Total return[3]	15.13%	(0.33)%	21.14%	36.87%	(36.90)%

Net assets, end of year (000s)	$946	$708	$721	$265	$62

Ratios to average net assets:
Gross expenses[4]	8.66%	4.79%	7.04%	15.57%	26.28%[5]
Net expenses[4,6,7]	0.26 [8]	0.22 [8,9]	0.16 [9,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.88	1.67	1.52	2.21	3.47 [5]

Portfolio turnover rate	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

110	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.16	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.19	0.15	0.17	0.15	0.12
Net realized and unrealized gain (loss)	1.46	(0.20)	1.84	2.43	(4.33)
Total income (loss) from operations	1.65	(0.05)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of year	$12.63	$11.16	$11.39	$9.51	$7.08
Total return[3]	14.83%	(0.38)%	21.14%	36.38%	(36.98)%

Net assets, end of year (000s)	$862	$587	$580	$147	$76

Ratios to average net assets:
Gross expenses[4]	9.30%	4.68%	8.52%	22.18%	24.99%[5]
Net expenses[4,6,7]	0.56 [8]	0.50 [8,9]	0.41 [9,10,11]	0.57 [11]	0.57 [5,11]
Net investment income	1.60	1.32	1.66	1.67	3.57 [5]

Portfolio turnover rate	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	111

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.16	$11.39	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.08	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss)	1.47	(0.21)	1.83	2.41	(4.32)
Total income (loss) from operations	1.55	(0.13)	1.91	2.52	(4.24)

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.04)	(0.07)	(0.09)
Total distributions	(0.08)	(0.10)	(0.04)	(0.07)	(0.09)

Net asset value, end of year	$12.63	$11.16	$11.39	$9.52	$7.07
Total return[3]	13.97%	(1.11)%	20.10%	35.67%	(37.22)%

Net assets, end of year (000s)	$1,294	$1,259	$847	$352	$72

Ratios to average net assets:
Gross expenses[4]	10.24%	5.84%	10.10%	20.80%	26.81%[5]
Net expenses[4,6,7]	1.31 [8]	1.25 [8,9]	1.17 [9,10,11]	1.33 [11]	1.32 [5,11]
Net investment income	0.71	0.68	0.75	1.26	2.34 [5]

Portfolio turnover rate	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

112	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.15	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.10	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.56	(0.18)	1.88	2.44	(4.32)
Total income (loss) from operations	1.66	(0.06)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of year	$12.63	$11.15	$11.39	$9.51	$7.08
Total return[3]	14.94%	(0.47)%	21.12%	36.38%	(36.98)%

Net assets, end of year (000s)	$16	$77	$500	$417	$310

Ratios to average net assets:
Gross expenses[4]	8.92%	4.44%	8.80%	23.99%	26.37%[5]
Net expenses[4,6,7]	0.56 [8]	0.49 [8,9]	0.43 [9,10,11]	0.58 [11]	0.57 [5,11]
Net investment income	0.89	1.10	1.28	1.58	3.12 [5]

Portfolio turnover rate	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	113

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.16	$11.38	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.10	0.13	0.10	0.12	0.10
Net realized and unrealized gain (loss)	1.58	(0.20)	1.87	2.43	(4.31)
Total income (loss) from operations	1.68	(0.07)	1.97	2.55	(4.21)

Less distributions from:
Net investment income	(0.14)	(0.15)	(0.10)	(0.12)	(0.11)
Total distributions	(0.14)	(0.15)	(0.10)	(0.12)	(0.11)

Net asset value, end of year	$12.70	$11.16	$11.38	$9.51	$7.08
Total return[3]	15.18%	(0.54)%	20.71%	36.03%	(37.03)%

Net assets, end of year (000s)	$41	$129	$112	$92	$62

Ratios to average net assets:
Gross expenses[4]	8.94%	4.83%	9.07%	24.07%	26.68%[5]
Net expenses[4,6,7]	0.60 [8]	0.75 [8,9]	0.67 [9,10,11]	0.82 [11]	0.82 [5,11]
Net investment income	0.90	1.15	1.02	1.38	2.87 [5]

Portfolio turnover rate	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

114	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012	2011	2010	2009[2]

Net asset value, beginning of year	$11.16	$11.39	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.23	0.17	0.15	0.18	0.12
Net realized and unrealized gain (loss)	1.45	(0.19)	1.88	2.44	(4.32)
Total income (loss) from operations	1.68	(0.02)	2.03	2.62	(4.20)

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.16)	(0.18)	(0.12)
Total distributions	(0.21)	(0.21)	(0.16)	(0.18)	(0.12)

Net asset value, end of year	$12.63	$11.16	$11.39	$9.52	$7.08
Total return[3]	15.18%	(0.05)%	21.30%	36.95%	(36.92)%

Net assets, end of year (000s)	$508	$294	$288	$158	$62

Ratios to average net assets:
Gross expenses[4]	8.93%	4.31%	8.70%	19.71%	26.17%[5]
Net expenses[4,6,7]	0.26 [8]	0.21 [8,9]	0.17 [9,10,11]	0.27 [11]	0.27 [5,11]
Net investment income	1.99	1.53	1.50	2.02	3.43 [5]

Portfolio turnover rate	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	115

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$12.64	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.32	0.35	[3]	0.50	[3]	0.52	[3]	0.27	[3]
Net realized and unrealized gain (loss)	0.86	0.18		1.23		2.41		(2.77)
Total income (loss) from operations	1.18	0.53		1.73		2.93		(2.50)

Less distributions from:
Net investment income	(0.29)	(0.37)		(0.39)		(0.42)		(0.27)
Net realized gains	(0.02)	—		—		—		—
Total distributions	(0.31)	(0.37)		(0.39)		(0.42)		(0.27)

Net asset value, end of year	$13.51	$12.64		$12.48		$11.14		$8.63
Total return[4]	9.35%	4.36%		15.56%		34.04%		(22.04)%

Net assets, end of year (000s)	$2,006	$744		$492		$218		$75

Ratios to average net assets:
Gross expenses[5]	6.57%	5.61%		7.15%		16.53%		23.77%[6]
Net expenses[5,7,8]	0.59 [9]	0.54	[9,10]	0.45	[10,11,12]	0.61	[12]	0.62	[6,12]
Net investment income	2.49	2.79	[3]	4.17	[3]	5.00	[3]	6.84	[3,6]

Portfolio turnover rate	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

116	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$12.64	$12.48		$11.14		$8.62		$11.40

Income (loss) from operations:
Net investment income	0.21	0.25	[3]	0.36	[3]	0.41	[3]	0.24	[3]
Net realized and unrealized gain (loss)	0.88	0.18		1.27		2.45		(2.77)
Total income (loss) from operations	1.09	0.43		1.63		2.86		(2.53)

Less distributions from:
Net investment income	(0.17)	(0.27)		(0.29)		(0.34)		(0.25)
Net realized gains	(0.02)	—		—		—		—
Total distributions	(0.19)	(0.27)		(0.29)		(0.34)		(0.25)

Net asset value, end of year	$13.54	$12.64		$12.48		$11.14		$8.62
Total return[4]	8.62%	3.51%		14.66%		33.17%		(22.32)%

Net assets, end of year (000s)	$1,886	$1,253		$1,085		$537		$81

Ratios to average net assets:
Gross expenses[5]	7.36%	6.50%		8.29%		16.94%		24.35%[6]
Net expenses[5,7,8]	1.34 [9]	1.28	[9,10]	1.20	[10,11,12]	1.37	[12]	1.37	[6,12]
Net investment income	1.62	1.99	[3]	3.04	[3]	3.87	[3]	6.06	[3,6]

Portfolio turnover rate	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	117

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$12.63	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.29	0.30	[3]	0.44	[3]	0.46	[3]	0.27	[3]
Net realized and unrealized gain (loss)	0.89	0.22		1.28		2.47		(2.77)
Total income (loss) from operations	1.18	0.52		1.72		2.93		(2.50)

Less distributions from:
Net investment income	(0.29)	(0.37)		(0.38)		(0.42)		(0.27)
Net realized gains	(0.02)	—		—		—		—
Total distributions	(0.31)	(0.37)		(0.38)		(0.42)		(0.27)

Net asset value, end of year	$13.50	$12.63		$12.48		$11.14		$8.63
Total return[4]	9.36%	4.27%		15.55%		34.04%		(22.04)%

Net assets, end of year (000s)	$48	$74		$570		$489		$378

Ratios to average net assets:
Gross expenses[5]	6.23%	5.20%		7.23%		19.52%		23.72%[6]
Net expenses[5,7,8]	0.59 [9]	0.50	[9,10]	0.46	[10,11,12]	0.62	[12]	0.62	[6,12]
Net investment income	2.22	2.34	[3]	3.68	[3]	4.53	[3]	6.84	[3,6]

Portfolio turnover rate	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

118	Legg Mason Target Retirement Series 2013 Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$12.64	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.24	0.31	[3]	0.41	[3]	0.43	[3]	0.26	[3]
Net realized and unrealized gain (loss)	0.97	0.18		1.28		2.48		(2.77)
Total income (loss) from operations	1.21	0.49		1.69		2.91		(2.51)

Less distributions from:
Net investment income	(0.23)	(0.33)		(0.35)		(0.40)		(0.26)
Net realized gains	(0.02)	—		—		—		—
Total distributions	(0.25)	(0.33)		(0.35)		(0.40)		(0.26)

Net asset value, end of year	$13.60	$12.64		$12.48		$11.14		$8.63
Total return[4]	9.64%	4.02%		15.25%		33.69%		(22.10)%

Net assets, end of year (000s)	$19	$114		$109		$98		$76

Ratios to average net assets:
Gross expenses[5]	6.12%	5.61%		7.47%		19.78%		24.03%[6]
Net expenses[5,7,8]	0.70 [9]	0.78	[9,10]	0.71	[10,11,12]	0.87	[12]	0.87	[6,12]
Net investment income	1.87	2.45	[3]	3.43	[3]	4.28	[3]	6.59	[3,6]

Portfolio turnover rate	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Annual Report	119

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013	2012		2011		2010		2009[2]

Net asset value, beginning of year	$12.62	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.35	0.36	[3]	0.48	[3]	0.51	[3]	0.28	[3]
Net realized and unrealized gain (loss)	0.86	0.20		1.28		2.46		(2.77)
Total income (loss) from operations	1.21	0.56		1.76		2.97		(2.49)

Less distributions from:
Net investment income	(0.36)	(0.42)		(0.42)		(0.46)		(0.28)
Net realized gains	(0.02)	—		—		—		—
Total distributions	(0.38)	(0.42)		(0.42)		(0.46)		(0.28)

Net asset value, end of year	$13.45	$12.62		$12.48		$11.14		$8.63
Total return[4]	9.70%	4.64%		15.88%		34.45%		(21.96)%

Net assets, end of year (000s)	$66	$148		$266		$143		$76

Ratios to average net assets:
Gross expenses[5]	5.90%	5.34%		6.98%		17.67%		23.52%[6]
Net expenses[5,7,8]	0.29 [9]	0.23	[9,10]	0.20	[10,11,12]	0.32	[12]	0.32	[6,12]
Net investment income	2.67	2.83	[3]	4.00	[3]	4.95	[3]	7.14	[3,6]

Portfolio turnover rate	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[3]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

120	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental

Legg Mason Target Retirement Series 2013 Annual Report	121

investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$3,761,016	—	—	$3,761,016
Purchased options	7,045	—	—	7,045
Total long-term investments	$3,768,061	—	—	$3,768,061
Short-term investments†	—	$63,000	—	63,000
Total investments	$3,768,061	$63,000	—	$3,831,061

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,675,272	—	—	$4,675,272
Short-term investments†	—	$51,000	—	51,000
Total investments	$4,675,272	$51,000	—	$4,726,272

†	See Schedules of Investments for additional detailed categorizations.

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Notes to financial statements (cont’d)

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$7,246,762	—	—	$7,246,762
Short-term investments†	—	$23,000	—	23,000
Total investments	$7,246,762	$23,000	—	$7,269,762

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,375,290	—	—	$4,375,290
Short-term investments†	—	$18,000	—	18,000
Total investments	$4,375,290	$18,000	—	$4,393,290

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,547,698	—	—	$4,547,698
Short-term investments†	—	$30,000	—	30,000
Total investments	$4,547,698	$30,000	—	$4,577,698

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,745,065	—	—	$4,745,065
Short-term investments†	—	$8,000	—	8,000
Total investments	$4,745,065	$8,000	—	$4,753,065

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,467,828	—	—	$2,467,828
Short-term investments†	—	$17,000	—	17,000
Total investments	$2,467,828	$17,000	—	$2,484,828

†	See Schedules of Investments for additional detailed categorizations.

Legg Mason Target Retirement Series 2013 Annual Report	123

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,621,703	—	—	$2,621,703
Short-term investments†	—	$17,000	—	17,000
Total investments	$2,621,703	$17,000	—	$2,638,703

†	See Schedules of Investments for additional detailed categorizations.

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,912,979	—	—	$3,912,979
Short-term investments†	—	$17,000	—	17,000
Total investments	$3,912,979	$17,000	—	$3,929,979

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one

124	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. An Underlying Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Fund		Undistributed/ Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Retirement 2015	(a)	$(1,473)	—	$1,473
	(b)	6,289	$(6,289)	—
Retirement 2020	(c)	6,529	(6,529)	—
Retirement 2025	(c)	10,285	(10,285)	—
Retirement 2030	(c)	6,305	(6,305)	—
Retirement 2035	(c)	6,151	(6,151)	—
Retirement 2040	(c)	5,717	(5,717)	—
Retirement 2045	(c)	3,275	(3,275)	—
Retirement 2050	(c)	3,186	(3,186)	—
Retirement Fund	(b)	3,811	(3,811)

(a)	Reclassifications are primarily due to a taxable overdistribution.

(b)	Reclassifications are primarily due to book/tax differences in the treatment of distributions and Short-term Capital Gains from Underlying Funds treated as ordinary income for tax purposes.

(c)	Reclassifications are primarily due to Short-term Capital Gains from Underlying Funds treated as ordinary income for tax purposes.

Legg Mason Target Retirement Series 2013 Annual Report	125

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. Western Asset also manages the assets allocated to the Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and paid monthly.

As a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the year ended January 31, 2013, fees waived and/or expenses reimbursed amounted to $250,586, $226,324, $233,366, $224,569, $221,651, $220,344, $209,738, $210,617 and $199,269 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

126	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

For the year ended January 31, 2013, LMIS and its affiliates received sales charges of $287, $2,601, $131, $76, $75, $364, $279 and $2,576 on sales of Class A shares of Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2045, Retirement 2050 and Retirement Fund, respectively. In addition, for the year ended January 31, 2013, CDSCs paid to LMIS and its affiliates on Class C shares of Retirement 2015, Retirement 2020, Retirement 2035 and Retirement Fund were $31, $43, $177 and $537, respectively.

For the year ended January 31, 2013, LMIS and its affiliates did not any received sales charges for Retirement 2040. In addition, for the year ended January 31, 2013, there were no CDSCs paid to LMIS and its affiliates for Retirement 2025, Retirement 2030, Retirement 2040, Retirement 2045 and Retirement 2050.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$8,001,934	$8,394,667
Retirement 2020	2,266,925	2,800,340
Retirement 2025	2,721,910	1,957,931
Retirement 2030	2,190,343	2,811,722
Retirement 2035	2,403,206	2,230,905
Retirement 2040	2,256,301	2,022,400
Retirement 2045	950,309	1,274,486
Retirement 2050	934,511	977,432
Retirement Fund	2,929,870	1,554,598

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$403,755	$(20,838)	$382,917
Retirement 2020	871,276	—	871,276
Retirement 2025	1,158,944	—	1,158,944
Retirement 2030	843,443	—	843,443
Retirement 2035	838,115	—	838,115
Retirement 2040	847,953	—	847,953
Retirement 2045	500,318	—	500,318
Retirement 2050	465,865	—	465,865
Retirement Fund	483,146	—	483,146

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2013.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$7,045

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statement of Operations for the year ended January 31, 2013. The first table provides additional detail

Legg Mason Target Retirement Series 2013 Annual Report	127

about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$(51,059)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$9,221

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the year ended January 31, 2013, the volume of derivative activity for the Funds was as follows:

Retirement 2015	Average Market Value
Purchased options	$20,065

During the year ended January 31, 2013, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$2,579	$6,336
Class C	29,221	15,966
Class FI	120	179
Class R	376	283
Class I	—	1,750
Total	$32,296	$24,514

Retirement 2020
Class A	$2,211	$5,127
Class C	24,554	14,341
Class FI	95	109
Class R	929	1,108
Class I	—	4,940
Total	$27,789	$25,625

Retirement 2025
Class A	$3,303	$6,466
Class C	38,487	18,885
Class FI	98	99
Class R	569	697
Class I	—	4,209
Total	$42,457	$30,356

128	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2030
Class A	$1,615	$5,242
Class C	25,392	14,790
Class FI	79	116
Class R	676	613
Class I	—	4,436
Total	$27,762	$25,197

Retirement 2035
Class A	$1,430	$3,735
Class C	23,323	14,166
Class FI	106	130
Class R	869	758
Class I	—	3,915
Total	$25,728	$22,704

Retirement 2040
Class A	$1,344	$3,844
Class C	21,703	13,878
Class FI	65	85
Class R	332	250
Class I	—	5,477
Total	$23,444	$23,534

Retirement 2045
Class A	$1,223	$3,181
Class C	9,791	8,342
Class FI	132	532
Class R	373	296
Class I	—	3,032
Total	$11,519	$15,383

Retirement 2050
Class A	$1,802	$3,659
Class C	11,807	10,237
Class FI	76	287
Class R	503	446
Class I	—	1,213
Total	$14,188	$15,842

Retirement Fund
Class A	$3,210	$6,344
Class C	18,087	11,793
Class FI	149	242
Class R	346	163
Class I	—	223
Total	$21,792	$18,765

For the year ended January 31, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Retirement 2015
Class A	$60,722
Class C	165,923
Class FI	2,560
Class R	3,992
Class I	17,389
Total	$250,586

Legg Mason Target Retirement Series 2013 Annual Report	129

Waivers/ Expense Reimbursements
Retirement 2020
Class A	$42,648
Class C	116,019
Class FI	1,594
Class R	8,749
Class I	57,314
Total	$226,324

Retirement 2025
Class A	$49,059
Class C	138,904
Class FI	1,250
Class R	4,090
Class I	40,063
Total	$233,366

Retirement 2030
Class A	$34,477
Class C	125,824
Class FI	1,401
Class R	6,373
Class I	56,494
Total	$224,569

Retirement 2035
Class A	$30,313
Class C	121,479
Class FI	2,005
Class R	8,722
Class I	59,132
Total	$221,651

Retirement 2040
Class A	$29,217
Class C	113,042
Class FI	1,215
Class R	3,091
Class I	73,779
Total	$220,344

Retirement 2045
Class A	$42,745
Class C	85,208
Class FI	4,259
Class R	6,010
Class I	71,516
Total	$209,738

Retirement 2050
Class A	$62,995
Class C	105,563
Class FI	2,526
Class R	8,396
Class I	31,137
Total	$210,617

130	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

Waivers/ Expense Reimbursements
Retirement Fund
Class A	$76,871
Class C	108,838
Class FI	3,371
Class R	3,747
Class I	6,442
Total	$199,269

6. Distributions to shareholders by class

	Year Ended January 31, 2013	Year Ended January 31, 2012
Retirement 2015
Net Investment Income:
Class A	$17,334	$11,125
Class C	19,867	26,873
Class FI	259	1,525
Class R	287	1,238
Class I	5,753	1,989
Total	$43,500	$42,750

Net Realized Gains:
Class A	—	$2,672
Class C	—	13,494
Class FI	—	250
Class R	—	366
Class I	—	324
Total	—	$17,106

Retirement 2020
Net Investment Income:
Class A	$18,505	$10,756
Class C	26,085	32,050
Class FI	249	1,566
Class R	2,580	2,420
Class I	29,205	33,708
Total	$76,624	$80,500

Retirement 2025
Net Investment Income:
Class A	$33,484	$11,087
Class C	40,347	44,796
Class FI	249	1,560
Class R	1,050	4,029
Class I	24,870	24,529
Total	$100,000	$86,001

Net Realized Gains:
Class A	$1,048	—
Class C	3,267	—
Class FI	64	—
Class R	145	—
Class I	988	—
Total	$5,512	—

Legg Mason Target Retirement Series 2013 Annual Report	131

	Year Ended January 31, 2013	Year Ended January 31, 2012
Retirement 2030
Net Investment Income:
Class A	$15,040	$12,252
Class C	25,187	30,244
Class FI	299	1,089
Class R	1,621	2,671
Class I	25,853	25,995
Total	$68,000	$72,251

Retirement 2035
Net Investment Income:
Class A	$12,821	$7,827
Class C	27,656	23,029
Class FI	421	1,150
Class R	2,582	2,163
Class I	25,520	25,331
Total	$69,000	$59,500

Retirement 2040
Net Investment Income:
Class A	$10,621	$4,527
Class C	18,788	19,397
Class FI	251	755
Class R	292	1,482
Class I	27,048	24,089
Total	$57,000	$50,250

Retirement 2045
Net Investment Income:
Class A	$9,011	$3,033
Class C	6,671	8,560
Class FI	200	5,959
Class R	255	1,514
Class I	16,363	12,869
Total	$32,500	$31,935

Retirement 2050
Net Investment Income:
Class A	$11,522	$9,145
Class C	8,180	10,894
Class FI	216	4,502
Class R	462	1,712
Class I	7,620	4,997
Total	$28,000	$31,250

Retirement Fund
Net Investment Income:
Class A	$37,661	$18,857
Class C	24,285	25,759
Class FI	1,012	3,023
Class R	318	2,905
Class I	3,496	4,956
Total	$66,772	$55,500

132	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2013	Year Ended January 31, 2012
Retirement Fund continued
Net Realized Gains:
Class A	$1,305	—
Class C	2,617	—
Class FI	102	—
Class R	154	—
Class I	82	—
Total	$4,260	—

7. Shares of beneficial interest

At January 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	64,986	$740,650	66,008	$767,702
Shares issued on reinvestment	1,495	17,334	1,248	13,797
Shares repurchased	(39,735)	(455,721)	(11,252)	(134,037)
Net increase	26,746	$302,263	56,004	$647,462

Class C
Shares sold	107,103	$1,218,552	223,839	$2,635,916
Shares issued on reinvestment	1,708	19,808	3,642	40,367
Shares repurchased	(208,339)	(2,363,971)	(190,256)	(2,198,093)
Net increase (decrease)	(99,528)	$(1,125,611)	37,225	$478,190

Class FI
Shares sold	—	—	334	$3,990
Shares issued on reinvestment	22	$259	157	1,775
Shares repurchased	(4,793)	(55,000)	(40,649)	(482,138)
Net decrease	(4,771)	$(54,741)	(40,158)	$(476,373)

Class R
Shares sold	245	$2,817	149	$1,739
Shares issued on reinvestment	22	250	143	1,582
Shares repurchased	(7,424)	(86,297)	(1)	(15)
Net increase (decrease)	(7,157)	$(83,230)	291	$3,306

Class I
Shares sold	89,741	$1,036,106	1,410	$16,755
Shares issued on reinvestment	—	—	36	421
Shares repurchased	(90,294)	(1,027,472)	(11,593)	(139,051)
Net increase (decrease)	(553)	$8,634	(10,147)	$(121,875)

Retirement 2020
Class A
Shares sold	80,956	$987,655	36,677	$431,379
Shares issued on reinvestment	1,488	18,505	958	10,756
Shares repurchased	(31,508)	(382,332)	(34,424)	(408,204)
Net increase	50,936	$623,828	3,211	$33,931

Legg Mason Target Retirement Series 2013 Annual Report	133

	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount

Retirement 2020 continued
Class C
Shares sold	96,218	$1,163,748	144,472	$1,691,844
Shares issued on reinvestment	2,005	24,938	2,738	30,827
Shares repurchased	(122,147)	(1,475,602)	(136,008)	(1,577,158)
Net increase (decrease)	(23,924)	$(286,916)	11,202	$145,513

Class FI
Shares issued on reinvestment	21	$249	137	$1,566
Shares repurchased	(4,625)	(55,000)	(38,325)	(450,001)
Net decrease	(4,604)	$(54,751)	(38,188)	$(448,435)

Class R
Shares sold	8,116	$98,123	7,133	$86,190
Shares issued on reinvestment	196	2,435	206	2,316
Shares repurchased	(7,226)	(87,361)	(9,879)	(117,389)
Net increase (decrease)	1,086	$13,197	(2,540)	$(28,883)

Class I
Shares sold	25,044	$305,992	60,599	$724,111
Shares issued on reinvestment	90	1,128	37	408
Shares repurchased	(89,441)	(1,102,616)	(8,671)	(105,441)
Net increase (decrease)	(64,307)	$(795,496)	51,965	$619,078

Retirement 2025
Class A
Shares sold	97,601	$1,177,266	59,938	$690,795
Shares issued on reinvestment	2,815	34,532	1,004	11,087
Shares repurchased	(10,965)	(129,492)	(17,144)	(197,440)
Net increase	89,451	$1,082,306	43,798	$504,442

Class C
Shares sold	122,016	$1,451,020	156,368	$1,801,154
Shares issued on reinvestment	3,388	41,472	3,970	43,945
Shares repurchased	(131,155)	(1,563,723)	(107,414)	(1,235,236)
Net increase (decrease)	(5,751)	$(71,231)	52,924	$609,863

Class FI
Shares issued on reinvestment	26	$313	140	$1,560
Shares repurchased	(5,133)	(60,000)	(37,770)	(450,001)
Net decrease	(5,107)	$(59,687)	(37,630)	$(448,441)

Class R
Shares sold	944	$11,476	12,803	$141,800
Shares issued on reinvestment	33	409	294	3,252
Shares repurchased	(9,192)	(107,327)	(8,897)	(100,073)
Net increase (decrease)	(8,215)	$(95,442)	4,200	$44,979

Class I
Shares sold	19,568	$234,987	24,192	$282,225
Shares issued on reinvestment	10	119	12	131
Shares repurchased	(15,947)	(189,863)	(13,355)	(151,529)
Net increase	3,631	$45,243	10,849	$130,827

Retirement 2030
Class A
Shares sold	60,773	$713,350	52,469	$579,798
Shares issued on reinvestment	1,252	15,029	1,141	12,241
Shares repurchased	(44,456)	(528,671)	(28,219)	(319,401)
Net increase	17,569	$199,708	25,391	$272,638

134	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2030 continued
Class C
Shares sold	123,169	$1,459,964	245,240	$2,769,132
Shares issued on reinvestment	2,028	24,350	2,795	30,016
Shares repurchased	(174,551)	(2,065,414)	(178,677)	(2,024,692)
Net increase (decrease)	(49,354)	$(581,100)	69,358	$774,456

Class FI
Shares issued on reinvestment	25	$299	101	$1,089
Shares repurchased	(3,104)	(35,000)	(41,363)	(470,782)
Net decrease	(3,079)	$(34,701)	(41,262)	$(469,693)

Class R
Shares sold	3,245	$38,392	3,563	$38,764
Shares issued on reinvestment	82	978	209	2,253
Shares repurchased	(9,221)	(108,989)	(436)	(4,651)
Net increase (decrease)	(5,894)	$(69,619)	3,336	$36,366

Class I
Shares sold	20,796	$245,641	26,633	$301,013
Shares issued on reinvestment	—	—	12	127
Shares repurchased	(28,930)	(327,997)	(20,660)	(231,042)
Net increase (decrease)	(8,134)	$(82,356)	5,985	$70,098

Retirement 2035
Class A
Shares sold	36,644	$421,522	29,899	$332,779
Shares issued on reinvestment	1,087	12,821	745	7,827
Shares repurchased	(17,993)	(205,965)	(24,969)	(275,445)
Net increase	19,738	$228,378	5,675	$65,161

Class C
Shares sold	124,111	$1,423,537	88,519	$974,150
Shares issued on reinvestment	2,341	27,628	2,185	22,953
Shares repurchased	(119,894)	(1,393,928)	(54,041)	(597,248)
Net increase	6,558	$57,237	36,663	$399,855

Class FI
Shares sold	1,599	$17,465	516	$5,462
Shares issued on reinvestment	36	421	108	1,150
Shares repurchased	(4,760)	(53,476)	(40,268)	(450,135)
Net decrease	(3,125)	$(35,590)	(39,644)	$(443,523)

Class R
Shares sold	10,308	$119,711	3,242	$33,502
Shares issued on reinvestment	20	243	156	1,637
Shares repurchased	(8,120)	(90,084)	(39)	(417)
Net increase	2,208	$29,870	3,359	$34,722

Class I
Shares sold	22,516	$259,978	27,263	$296,905
Shares issued on reinvestment	—	—	12	123
Shares repurchased	(25,686)	(295,794)	(40,703)	(431,625)
Net decrease	(3,170)	$(35,816)	(13,428)	$(134,597)

Legg Mason Target Retirement Series 2013 Annual Report	135

	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2040
Class A
Shares sold	45,134	$523,550	27,848	$300,858
Shares issued on reinvestment	889	10,621	425	4,527
Shares repurchased	(15,318)	(181,352)	(29,867)	(340,038)
Net increase (decrease)	30,705	$352,819	(1,594)	$(34,653)

Class C
Shares sold	86,034	$1,004,341	125,735	$1,410,085
Shares issued on reinvestment	1,570	18,770	1,813	19,362
Shares repurchased	(104,539)	(1,225,478)	(88,735)	(974,900)
Net increase (decrease)	(16,935)	$(202,367)	38,813	$454,547

Class FI
Shares issued on reinvestment	21	$251	70	$755
Shares repurchased	(2,194)	(25,000)	(40,440)	(450,000)
Net decrease	(2,173)	$(24,749)	(40,370)	$(449,245)

Class R
Shares sold	489	$5,726	431	$4,783
Shares issued on reinvestment	24	292	136	1,450
Shares repurchased	(8,597)	(97,977)	(24)	(250)
Net increase (decrease)	(8,084)	$(91,959)	543	$5,983

Class I
Shares sold	60,955	$727,293	54,186	$599,002
Shares issued on reinvestment	—	—	10	109
Shares repurchased	(39,932)	(465,855)	(26,752)	(282,577)
Net increase	21,023	$261,438	27,444	$316,534

Retirement 2045
Class A
Shares sold	34,182	$394,575	24,862	$273,691
Shares issued on reinvestment	758	9,011	286	3,033
Shares repurchased	(17,964)	(212,933)	(12,051)	(126,795)
Net increase	16,976	$190,653	13,097	$149,929

Class C
Shares sold	49,216	$565,046	70,951	$786,908
Shares issued on reinvestment	560	6,663	785	8,330
Shares repurchased	(71,126)	(822,628)	(50,042)	(556,194)
Net increase (decrease)	(21,350)	$(250,919)	21,694	$239,044

Class FI
Shares issued on reinvestment	17	$200	563	$5,959
Shares repurchased	(19,900)	(225,000)	(23,411)	(250,000)
Net decrease	(19,883)	$(224,800)	(22,848)	$(244,041)

Class R
Shares sold	165	$1,890	534	$6,124
Shares issued on reinvestment	22	255	143	1,514
Shares repurchased	(8,903)	(103,108)	(111)	(1,169)
Net increase (decrease)	(8,716)	$(100,963)	566	$6,469

Class I
Shares sold	29,581	$345,465	22,084	$248,768
Shares issued on reinvestment	58	683	10	107
Shares repurchased	(17,973)	(216,997)	(21,840)	(245,461)
Net increase	11,666	$129,151	254	$3,414

136	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

	Year Ended January 31, 2013		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2050
Class A
Shares sold	33,670	$390,748	16,636	$182,837
Shares issued on reinvestment	964	11,522	861	9,145
Shares repurchased	(18,944)	(223,449)	(15,903)	(169,135)
Net increase	15,690	$178,821	1,594	$22,847

Class C
Shares sold	53,670	$625,399	91,172	$1,019,430
Shares issued on reinvestment	678	8,108	1,023	10,894
Shares repurchased	(64,761)	(742,222)	(53,740)	(600,114)
Net increase (decrease)	(10,413)	$(108,715)	38,455	$430,210

Class FI
Shares issued on reinvestment	18	$216	423	$4,502
Shares repurchased	(5,690)	(65,000)	(37,359)	(400,001)
Net decrease	(5,672)	$(64,784)	(36,936)	$(395,499)

Class R
Shares sold	1,219	$14,085	1,670	$18,608
Shares issued on reinvestment	26	310	153	1,618
Shares repurchased	(9,592)	(114,594)	(79)	(830)
Net increase (decrease)	(8,347)	$(100,199)	1,744	$19,396

Class I
Shares sold	23,393	$275,687	14,552	$160,568
Shares issued on reinvestment	—	—	16	172
Shares repurchased	(9,543)	(109,390)	(13,525)	(147,021)
Net increase	13,850	$166,297	1,043	$13,719

Retirement Fund
Class A
Shares sold	139,697	$1,819,689	39,644	$499,731
Shares issued on reinvestment	2,749	36,308	1,543	18,857
Shares repurchased	(52,854)	(683,471)	(21,799)	(278,101)
Net increase	89,592	$1,172,526	19,388	$240,487

Class C
Shares sold	147,040	$1,903,220	78,778	$991,706
Shares issued on reinvestment	1,948	25,750	2,105	25,759
Shares repurchased	(108,787)	(1,410,953)	(68,690)	(860,523)
Net increase	40,201	$518,017	12,193	$156,942

Class FI
Shares sold	317	$4,137	58	$721
Shares issued on reinvestment	85	1,114	245	3,023
Shares repurchased	(2,726)	(35,002)	(40,103)	(500,001)
Net decrease	(2,324)	$(29,751)	(39,800)	$(496,257)

Class R
Shares issued on reinvestment	36	472	237	$2,905
Shares repurchased	(7,665)	(100,001)	—	—
Net increase (decrease)	(7,629)	$(99,529)	237	$2,905

Class I
Shares sold	8,058	$104,514	4,219	$52,504
Shares issued on reinvestment	136	1,784	47	584
Shares repurchased	(15,004)	(195,534)	(13,851)	(176,903)
Net decrease	(6,810)	$(89,236)	(9,585)	$(123,815)

Legg Mason Target Retirement Series 2013 Annual Report	137

8. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2013 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025
Distributions Paid From:
Ordinary income	$43,500	$76,624	$100,000
Net long-term capital gains	—	—	5,512
Total distributions paid	$43,500	$76,624	$105,512

	Retirement 2030	Retirement 2035	Retirement 2040
Distributions Paid From:
Ordinary income	$68,000	$69,000	$57,000

	Retirement 2045	Retirement 2050	Retirement Fund
Distributions Paid From:
Ordinary income	$32,500	$28,000	$66,774
Net long-term capital gains	—	—	4,258
Total distributions paid	$32,500	$28,000	$71,032

The tax character of distributions paid during the fiscal year ended January 31, 2012 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025
Distributions Paid From:
Ordinary income	$44,225	$80,500	$85,472
Net long-term capital gains	15,631	—	529
Total distributions paid	$59,856	$80,500	$86,001

	Retirement 2030	Retirement 2035	Retirement 2040
Distributions Paid From:
Ordinary income	$72,251	$59,500	$50,250

	Retirement 2045	Retirement 2050	Retirement Fund
Distributions Paid From:
Ordinary income	$31,935	$31,250	$55,500

As of January 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Retirement 2015		Retirement 2020		Retirement 2025
Undistributed ordinary income — net	$4,678		$7,807		$21,471
Undistributed long-term capital gains — net	—		43,772		49,725
Total undistributed earnings	$4,678		$51,579		$71,196
Capital loss carryforward*	(55,089)		—		—
Other book/tax temporary differences	(3,658)	(a)	(3,931)	(a)	(5,383)	(a)
Unrealized appreciation (depreciation)	382,917	(b)	871,276	(b)	1,158,944	(b)
Total accumulated earnings (losses) — net	$328,848		$918,924		$1,224,757

	Retirement 2030		Retirement 2035		Retirement 2040
Undistributed ordinary income — net	$7,634		$2,341		$1,603
Undistributed long-term capital gains — net	89,424		61,743		51,199
Total undistributed earnings	$97,058		$64,084		$52,802
Capital loss carryforward*	—		—		—
Other book/tax temporary differences	(3,654)	(a)	(3,473)	(a)	(3,420)	(a)
Unrealized appreciation (depreciation)	843,443	(b)	838,115	(b)	847,953	(b)
Total accumulated earnings (losses) — net	$936,847		$898,726		$897,335

138	Legg Mason Target Retirement Series 2013 Annual Report

Notes to financial statements (cont’d)

	Retirement 2045		Retirement 2050		Retirement Fund
Undistributed ordinary income — net	$1,413		$1,969		$7,112
Undistributed long-term capital gains — net	15,184		—		—
Total undistributed earnings	$16,597		$1,969		$7,112
Capital loss carryforward*	—		(39,171)		(3,692)
Other book/tax temporary differences	(1,746)	(a)	(1,793)	(a)	(3,274)	(a)
Unrealized appreciation (depreciation)	500,318	(b)	465,865	(b)	483,146	(b)
Total accumulated earnings (losses) — net	$515,169		$426,870		$483,292

*	During the current year ended January 31, 2013, Retirement 2020, Retirement 2030, Retirement 2035, Retirement 2040 and Retirement 2045 utilized all of their respective capital loss carryforwards from prior years. Additionally, Retirement 2050 utilized $18,366 of its capital loss carryforward available from prior years.

As of January 31, 2013, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2015		Retirement 2050	Retirement Fund
No Expiration	$(55,089)	**		$(3,692)	**
1/31/2018			$(37,464)	—
1/31/2019			(1,707)	—
	$(55,089)		$(39,171)	$(3,692)

These amounts will be available to offset their respective fund's future taxable capital gains.

**	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the fund's other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(a)	Other book/tax temporary differences are attributable primarily to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Legg Mason Target Retirement Series 2013 Annual Report	139

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund, each a series of Legg Mason Partners Equity Trust, including the schedules of investments, as of January 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period from August 29, 2008 (inception date) to January 31, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and the investee funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund as of January 31, 2013, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period the from August 29, 2008 (inception date) to January 31, 2009 , in conformity with U.S. generally accepted accounting principles.

New York, New York

March 19, 2013

140	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement between the Trust, on behalf of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”) pursuant to which the Manager provides the Fund with investment advisory and administrative services, the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) pursuant to which LMGAA provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) pursuant to which Western Asset provides day-to-day management of the Fund’s assets allocated to the Fund’s Event Risk Management strategy and of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the funds under the management agreement and sub-advisory agreements

As to each Fund, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of each Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ compliance programs. The Board reviewed information received from the Manager and the Funds’ Chief Compliance Officer regarding each Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the

Legg Mason Target Retirement Series	141

Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

As to each Fund, the Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. As to each Fund, the Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Funds in comparison to similar mutual funds and benchmark performance indices. The information comparing each Fund’s performance to that of its Performance Universe was for the one- and three-year periods ended June 30, 2012. Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045 and Legg Mason Target Retirement 2050 performed below the median performance of the funds in the respective Performance Universe for each period. Legg Mason Target Retirement Fund performed better than the median performance of the funds in the Performance Universe for the three-year period, but performed below the median performance of the funds in the Performance Universe for the one-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2012, which showed that Legg Mason Target Retirement 2015’s performance was below and that each other Fund’s performance was better than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Funds’ portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Funds’ portfolio managers and improve Fund performance. Based on its review, as to each Fund, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Funds’ performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

As to each Fund, the Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that each Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board also noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses

142	Legg Mason Target Retirement Series

Board approval of management and subadvisory agreements (unaudited) (cont’d)

incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and LMGAA charged any of their U.S. clients investing primarily in an asset class similar to that of the respective Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Funds and to such other clients, noting that the Funds are provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Funds’ chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Funds by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Funds’ distribution arrangements, including how amounts received by the Funds’ distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail level load actively and passively managed affiliated mixed-asset target funds of funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds of funds selected by Lipper as comparable to the particular Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail level load actively and passively managed affiliated mixed-asset target funds of funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds of funds (the “Expense Universe”). This information showed that each Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the funds in the Fund’s Expense Group and that each Fund’s Actual Management Fee was lower than the average management fee paid by the funds in the Fund’s Expense Universe. This information also showed that the total expense ratio of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2035 and Legg Mason Target Retirement Fund was higher than the total expense ratios of the funds in the respective Fund’s Expense Group, that the total expense ratio of each of Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2040 and Legg Mason Target Retirement 2050 was lower than the total expense ratios of the funds in the respective Fund’s Expense Group, and that the total expense ratio of Legg Mason Target Retirement 2045 was at median of the total expense ratios of the funds in the Fund’s Expense Group. In addition, this information showed that the total expense ratio of each Fund was higher than the average total expense ratio of the funds in the respective Fund’s Expense Universe. The Trustees also reviewed and considered the Manager’s fee waiver and/or expense reimbursement arrangements, if any.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Legg Mason Target Retirement Series	143

Economies of scale

As to each Fund, the Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, as to each Fund, the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

As to each Fund, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to each Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

As to each Fund, based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements for each Fund.

144	Legg Mason Target Retirement Series

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Target Retirement Series (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-721-1926.

Independent Trustees†:

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Avatar International Inc. (business development) (since 1998)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Legg Mason Target Retirement Series	145

Independent Trustees cont’d

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None

John J. Murphy

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010); formerly, Director, Atlantic Stewardship Bank (2004 to 2005); formerly, Director, Barclays International Funds Group Ltd. and affiliated companies (1983 to 2003)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	Director, Citizens National Bank of Greater St. Louis (since 2006)

146	Legg Mason Target Retirement Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Jerry A. Viscione

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee	None
Interested Trustee and Officer:

R. Jay Gerken[3]

Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 162 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	162
Other board memberships held by Trustee	None
Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Legg Mason Target Retirement Series	147

Additional Officers cont’d

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Richard F. Sennett Legg Mason 100 International Drive, 5th Floor, Baltimore, MD 21202

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Albert Laskaj Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1977
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2010
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

148	Legg Mason Target Retirement Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Legg Mason Target Retirement Series	149

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2013:

	Retirement 2015	Retirement 2020
Record date:	12/27/2012	6/18/2012	12/27/2012
Payable date:	12/28/2012	6/19/2012	12/28/2012
Ordinary income:
Qualified dividend income for individuals	68.96%	100.00%	70.52%
Dividends qualifying for the dividends
received deduction for corporations	32.15%	41.67%	27.99%
Interest from Federal obligations	4.35%	3.72%	3.72%

	Retirement 2025		Retirement 2030
Record date:	6/18/2012	12/27/2012	12/27/2012
Payable date:	6/19/2012	12/28/2012	12/28/2012
Ordinary income:
Qualified dividend income for individuals	—	81.26%	86.10%
Dividends qualifying for the dividends
received deduction for corporations	—	31.20%	40.31%
Interest from Federal obligations	—	2.96%	1.78%
Long-term capital gain dividend	$0.01035	—	—

	Retirement 2035	Retirement 2040
Record date:	12/27/2012	12/27/2012
Payable date:	12/28/2012	12/28/2012
Ordinary income:
Qualified dividend income for individuals	94.88%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	53.56%	70.79%

	Retirement 2045	Retirement 2050
Record date:	12/27/2012	12/27/2012
Payable date:	12/28/2012	12/28/2012
Ordinary income:
Qualified dividend income for individuals	100.00%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	70.38%	78.44%

	Retirement Fund
Record date:	6/18/2012	12/27/2012
Payable date:	6/19/2012	12/28/2012
Ordinary income:
Qualified dividend income for individuals	25.17%	35.00%
Dividends qualifying for the dividends
received deduction for corporations	7.05%	11.59%
Long-term capital gain dividend	$0.01704	—
Interest from Federal obligations	4.75%	4.75%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data

Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011674 3/13 SR13-1879

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2012 and January 31, 2013 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $356,300 in 2012 and $332,200 in 2013.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $9,500 in 2012 and $0 in 2013.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $103,600 in 2012 and $50,800 in 2013. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2012 and January 31, 2013; Tax Fees were 100% and 100% for January 31, 2012 and

January 31, 2013; and Other Fees were 100% and 100% for January 31, 2012 and January 31, 2013.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2013.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	March 25, 2013

By:	/S/ RICHARD F. SENNETT
(Richard F. Sennett)
Principal Financial Officer
Legg Mason Partners Equity Trust

Date:	March 25, 2013